UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019

(Address of principal executive offices) (Zip code)

Kevin LeBlanc, TD Asset Management USA Funds Inc.

31 West 52nd Street, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-827-7061

Date of fiscal year end: October 31, 2012____

Date of reporting period:_ April 30, 2012______

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

SEMIANNUAL REPORT

April 30, 2012 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio

–	Investor Class
–	Premium Class
–	Class A
–	Select Class

TDAM U.S. Government Portfolio

–	Investor Class
–	Class A

TDAM Municipal Portfolio

–	Investor Class
–	Class A

TDAM California Municipal Money Market Portfolio

–	Investor Class
–	Class A

TDAM New York Municipal Money Market Portfolio

–	Investor Class
–	Class A

®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk Interested Director	Peter B. M. Eby Corporate Director
James E. Kelly Consultant and Attorney	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.
EXECUTIVE OFFICERS
Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Jack Huntington Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 31 West 52nd Street New York, NY 10019	Transfer Agent TD Ameritrade Clearing, Inc. 1005 North Ameritrade Place Bellevue, NE 68005
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

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TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

Financial markets gained over the first six months of fiscal 2012 (November 1, 2011 to April 30, 2012) as investors responded to better than expected economic news and the Federal Reserve’s (the “Fed”) plan to keep rates low. Both fixed income and equity markets posted gains over the period.

Stock markets were volatile at the beginning of the period amid persistent sovereign debt concerns in Europe. However, they rallied in the latter half of December and produced positive returns in December, January, February and March as investors’ confidence grew amid temporary calm in Europe and anticipation of both strong economic growth in the U.S. and a soft landing in China. Share prices then dipped slightly at the end of the period as the debt crisis in Europe returned to the forefront and U.S. economic indicators sent out mixed signals.

In spite of modest improvements in the economy and a stronger stock market, lingering concerns over the European debt crisis and the sustainability of the U.S. economic recovery led many investors to choose the relative safety of bonds, particularly Treasuries. As a result, government bond prices rose, although at a slower rate than last year, and yields fell, currently sitting at very low levels. Treasury yields did fluctuate, rising in February and March as some investors exited in favor of the rallying stock market and declining again in April as concerns over Europe resurfaced. They finished the period lower than they began. Strong company balance sheets and higher yields than those offered by government bonds helped fuel gains on corporate bonds, leading them to outperform their government counterparts over the period.

To assist the economic recovery, the Fed is maintaining its accommodative stance. At its January meeting, it announced that it was extending the time horizon for keeping the federal funds rate low, moving it from late 2013 to late 2014. At its most recent meeting, in April, the Fed said that it expects moderate economic growth over the coming quarters. It anticipates that the unemployment rate will continue to decline gradually and inflation will remain stable over the long term. As a result, it intends to keep the federal funds rate at the zero to 0.25% range until late 2014, and it will continue to extend the average maturity of the securities it holds.

The U.S. economy grew at an annualized rate of 2.2% for the first calendar quarter of 2012, slowing slightly after growing at an annualized rate of 3.0% in the final calendar quarter of 2011. In April, 115,000 new jobs were created, which was lower than expected and represents the slowest growth in six months. The unemployment rate declined slightly over the six-month period from October to April, finishing at 8.1%.

Manufacturing continued to expand throughout the period. The Institute of Supply Management Manufacturing Index registered a reading of 54.8 in April (50 is the mid-point between contraction and expansion), which marked the 33rd straight month of expansion in the manufacturing sector. The annual rate of inflation was 2.3% in April, continuing its downward trend. The annual core rate of inflation remained steady and only slightly above the Fed’s target of 2.0%.

Bonds posted positive results for the six months, with both Treasuries and corporate bonds rising in value. As a result, the Barclays U.S. Aggregate Bond Index was up 2.4% over the period.

Equities performed well, with the S&P 500 Index rising 12.8% over the six-month period and posting its best performance since 1998 in the first calendar quarter of 2012. All ten sectors were up from October to April, led by consumer discretionary, information technology, and financials.

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The performance of the U.S. dollar was mixed against a basket of foreign currencies over the six-month period. It fell against the British pound and the Canadian dollar, but was strong against the Euro, which struggled as investors remain concerned about the European debt crisis.

Looking Ahead

Heading into the second half of the fiscal year, we remain of the view that we are in a period of persistently slow economic growth and low investment returns. We are seeing mounting evidence that economies around the world are slowing. As such, we continue to evaluate key risks that could hinder the economic recovery and fuel volatility in financial markets in the months ahead.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

June 6, 2012

Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial advisor or TD AMERITRADE Institutional at 1-800-431-3500 or Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

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Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2011 through April 30, 2012.)

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual Portfolios. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual Portfolios to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

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Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Annualized Expense Ratios 11/1/11 to 4/30/12	Expenses Paid During Period* 11/1/11 to 4/30/12
TDAM Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,000.10	0.25%	$1.24
Hypothetical (5% Return before expenses)	1,000.00	1,023.62	0.25	1.26
TDAM Money Market Portfolio – Premium Class
Actual	1,000.00	1,000.10	0.25	1.24
Hypothetical (5% Return before expenses)	1,000.00	1,023.62	0.25	1.26
TDAM Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.25	1.24
Hypothetical (5% Return before expenses)	1,000.00	1,023.62	0.25	1.26
TDAM Money Market Portfolio – Select Class
Actual	1,000.00	1,000.10	0.25	1.24
Hypothetical (5% Return before expenses)	1,000.00	1,023.62	0.25	1.26
TDAM U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.32	0.11	0.55
TDAM U.S. Government Portfolio – Class A
Actual	1,000.00	1,000.10	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.32	0.11	0.55
TDAM Municipal Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.17	0.85
Hypothetical (5% Return before expenses)	1,000.00	1,024.02	0.17	0.86
TDAM Municipal Portfolio – Class A
Actual	1,000.00	1,000.10	0.17	0.85
Hypothetical (5% Return before expenses)	1,000.00	1,024.02	0.17	0.86
TDAM California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.16	0.80
Hypothetical (5% Return before expenses)	1,000.00	1,024.07	0.16	0.81
TDAM California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.00	0.16	0.80
Hypothetical (5% Return before expenses)	1,000.00	1,024.07	0.16	0.81
TDAM New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.27	0.12	0.60
TDAM New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.00	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.27	0.12	0.60
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value for the period, multiplied by 182/366 (to reflect one-half year period)

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/2012 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/2012 (Unaudited) (Continued)

****	Income may be subject to federal alternative minimum tax.
†	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively. This is assuming a 2011 maximum tax rate of 35% federal for the Municipal Portfolio, 43.8% federal and state for the California Municipal Money Market Portfolio, and 42.1% federal and state for the New York Municipal Money Market Portfolio.

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A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

9

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
ASSETS
Cost of investments and repurchase agreements (Note 2)	$2,626,028,427	$817,702,436	$823,860,759	$300,941,498	$167,990,021
Investments in securities, at value (including repurchase agreements of $369,306,000, $197,990,000, $0, $0 and $0, respectively) (Note 2)	$2,626,028,427	$817,702,436	$823,860,759	$300,941,498	$167,990,021
Cash	32,689	55	26,597	77,342	—
Receivable for capital shares sold	40,490,675	16,284,191	10,509,438	5,593,853	3,488,343
Interest and dividends receivable	3,474,609	1,335,035	1,233,861	57,352	74,606
Prepaid directors’ fees	853	853	853	853	853
Prepaid expenses	625,383	70,266	56,125	31,462	19,161
TOTAL ASSETS	2,670,652,636	835,392,836	835,687,633	306,702,360	171,572,984
LIABILITIES
Payable for capital shares redeemed	41,059,877	13,767,192	9,609,488	6,357,451	1,279,014
Payable for securities purchased	3,000,165	—	—	—	—
Payable to Investment Manager and its affiliates (Note 3)	393,173	47,982	111,360	28,516	11,213
Dividends payable to shareholders	1,265	177	225	68	42
Payable to custodian	—	—	—	—	23,777
Accrued expenses	210,528	76,804	83,954	55,007	50,664
TOTAL LIABILITIES	44,665,008	13,892,155	9,805,027	6,441,042	1,364,710
NET ASSETS	$2,625,987,628	$821,500,681	$825,882,606	$300,261,318	$170,208,274
Net assets consist of:
Paid-in-capital ($0.0001 par value common stock, 30 billion, 14 billion, 10 billion, 8 billion and 4 billion shares authorized, respectively)	$2,625,959,776	$821,471,119	$825,882,848	$300,268,742	$170,249,047
Distributions in excess of net investment income	(432)	(2)	—	—	(3,718)
Accumulated net realized gains (losses) from security transactions	28,284	29,564	(242)	(7,424)	(37,055)
Net assets, at value	$2,625,987,628	$821,500,681	$825,882,606	$300,261,318	$170,208,274
Investor Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($747,930,496 ÷ 747,945,271 shares)	($529,038,430 ÷ 529,022,838 shares)	($402,280,557 ÷ 402,302,515 shares)	($162,063,199 ÷ 162,060,570 shares)	($101,953,924 ÷ 101,987,892 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($155,420,133 ÷ 155,427,800 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($1,218,449,456 ÷ 1,218,398,618 shares)	($292,462,251 ÷ 292,448,281 shares)	($423,602,049 ÷ 423,580,334 shares)	($138,198,119 ÷ 138,208,172 shares)	($68,254,350 ÷ 68,278,153 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($504,187,543 ÷ 504,188,086 shares)

Please see accompanying notes to financial statements

10

Statements of Operations

For the Six-Month Period Ended April 30, 2012 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest Income	$3,447,635	$539,650	$725,863	$256,602	$106,381
EXPENSES
Distribution fees (Note 3)	6,125,434	2,151,508	2,033,936	754,757	384,547
Shareholder Servicing fees (Note 3)	2,644,118	1,121,670	1,036,363	385,718	200,146
Transfer Agent fees (Note 3)	1,305,504	448,663	414,540	154,286	80,057
Investment Management fees (Note 3)	1,227,721	448,663	414,540	154,286	80,057
Directors’ fees (Note 4)	13,418	13,418	13,418	13,418	13,418
Registration fees	738,547	52,837	50,144	28,643	30,385
Professional fees	126,828	54,269	50,768	29,933	23,676
Shareholder reports and mailing	81,697	27,710	15,205	9,568	8,171
Custody fees	53,185	19,427	30,748	14,881	14,635
Other expenses	94,072	28,593	33,913	15,753	10,261
TOTAL EXPENSES	12,410,524	4,366,758	4,093,575	1,561,243	845,353
Fees waived /expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(9,097,929)	(3,872,053)	(3,409,242)	(1,320,098)	(746,995)
NET EXPENSES	3,312,595	494,705	684,333	241,145	98,358
NET INVESTMENT INCOME	135,040	44,945	41,530	15,457	8,023
NET REALIZED GAINS/(LOSSES) FROM SECURITY TRANSACTIONS	1,917	(554)	—	292	(36,359)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$136,957	$44,391	$41,530	$15,749	$(28,336)

Please see accompanying notes to financial statements

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Statements of Changes in Net Assets

	TDAM MONEY MARKET PORTFOLIO		TDAM U.S. GOVERNMENT PORTFOLIO		TDAM MUNICIPAL PORTFOLIO
	Six-Month Period Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six-Month Period Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six-Month Period Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$135,040	$1,961,775	$44,945	$322,852	$41,530	$167,656
Net realized gains (losses) from security transactions	1,917	141,447	(554)	2,690	—	348
Net increase in net assets from operations	136,957	2,103,222	44,391	325,542	41,530	168,004
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(40,430)	(763,196)	(28,349)	(183,327)	(20,430)	(96,186)
Premium Class	(8,514)	(77,292)	—	—	—	—
Class A	(58,251)	(690,945)	(16,596)	(139,546)	(21,100)	(71,470)
Select Class	(27,845)	(430,384)	—	—	—	—
From net realized gains on security transactions
Investor Class	(23,894)	—	(1,818)	—	(412)	—
Premium Class	(5,199)	—	—	—	—	—
Class A	(33,369)	—	(1,066)	—	(436)	—
Select Class	(16,923)	—	—	—	—	—
Total dividends and distributions to shareholders	(214,425)	(1,961,817)	(47,829)	(322,873)	(42,378)	(167,656)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	999,924,733	6,739,760,716	1,547,472,515	4,093,722,212	485,640,654	1,064,968,421
Shares issued in reinvestment of dividends	42,723	724,639	27,835	178,058	19,803	92,909
Payments for shares redeemed	(1,117,162,661)	(8,256,137,866)	(1,582,100,281)	(4,342,322,550)	(491,067,666)	(1,118,549,356)
Net decrease in net assets from Investor Class shares	(117,195,205)	(1,515,652,511)	(34,599,931)	(248,422,280)	(5,407,209)	(53,488,026)
Premium Class:
Proceeds from shares sold	22,392,034	99,097,935	—	—	—	—
Shares issued in reinvestment of dividends	11,473	65,199	—	—	—	—
Payments for shares redeemed	(50,612,004)	(188,354,606)	—	—	—	—
Net decrease in net assets from Premium Class shares	(28,208,497)	(89,191,472)	—	—	—	—
Class A:
Proceeds from shares sold	3,034,678,169	11,176,333,961	869,647,722	3,371,067,665	791,262,323	1,726,447,356
Shares issued in reinvestment of dividends	56,747	667,643	15,804	133,425	20,419	67,845
Payments for shares redeemed	(2,975,009,360)	(12,056,647,305)	(956,341,688)	(3,663,756,273)	(780,640,052)	(1,632,887,999)
Net increase (decrease) in net assets from Class A shares	59,725,556	(879,645,701)	(86,678,162)	(292,555,183)	10,642,690	93,627,202
Select Class:
Proceeds from shares sold	1,186,819,044	6,371,751,198	—	—	—	—
Shares issued in reinvestment of dividends	26,753	410,026	—	—	—	—
Payments for shares redeemed	(1,321,377,613)	(7,076,662,029)	—	—	—	—
Net decrease in net assets from Select Class shares	(134,531,816)	(704,500,805)	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(220,209,962)	(3,188,990,489)	(121,278,093)	(540,977,463)	5,235,481	40,139,176
TOTAL INCREASE (DECREASE) IN NET ASSETS	(220,287,430)	(3,188,849,084)	(121,281,531)	(540,974,794)	5,234,633	40,139,524
NET ASSETS:
Beginning of period	2,846,275,058	6,035,124,142	942,782,212	1,483,757,006	820,647,973	780,508,449
End of period	$2,625,987,628	$2,846,275,058	$821,500,681	$942,782,212	$825,882,606	$820,647,973
Distributions in excess of net investment income	$(432)	$(432)	$(2)	$(2)	$—	$—

Please see accompanying notes to financial statements

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Statements of Changes in Net Assets

	TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO		TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
	Six-Month Period Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six-Month Period Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$15,457	$60,193	$8,023	$33,107
Net realized gains (losses) from security transactions	292	—	(36,359)	(439)
Net increase (decrease) in net assets from operations	15,749	60,193	(28,336)	32,668
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(7,885)	(35,841)	(4,980)	(20,384)
Class A	(7,572)	(24,352)	(3,043)	(12,723)
Total dividends and distributions to shareholders	(15,457)	(60,193)	(8,023)	(33,107)
CAPITAL SHARE TRANSACTIONS
($1.00 per share):
Investor Class:
Proceeds from shares sold	198,100,024	467,847,334	141,503,174	248,752,165
Shares issued in reinvestment of dividends	7,662	34,956	4,853	19,795
Payments for shares redeemed	(190,994,370)	(484,365,520)	(131,736,646)	(248,799,078)
Net increase (decrease) in net assets from Investor Class shares	7,113,316	(16,483,230)	9,771,381	(27,118)
Class A:
Proceeds from shares sold	379,482,787	731,297,671	164,184,546	421,645,328
Shares issued in reinvestment of dividends	7,381	23,527	2,926	11,950
Payments for shares redeemed	(398,609,785)	(676,789,250)	(151,766,522)	(422,625,382)
Net increase (decrease) in net assets from Class A shares	(19,119,617)	54,531,948	12,420,950	(968,104)
Net increase (decrease) in net assets from capital share transactions	(12,006,301)	38,048,718	22,192,331	(995,222)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,006,009)	38,048,718	22,155,972	(995,661)
NET ASSETS:
Beginning of period	312,267,327	274,218,609	148,052,302	149,047,963
End of period	$300,261,318	$312,267,327	$170,208,274	$148,052,302
Distributions in excess of net investment income	$—	$—	$(3,718)	$(3,718)

Please see accompanying notes to financial statements

13

Financial Highlights

For the six-month period ended April 30, 2012 (unaudited) and years ended October 31,

For a Share Outstanding Throughout the Periods

TDAM Money Market Portfolio

	Investor Class
	2012ˆ		2011		2010	2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.002	0.024	0.045
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000)*	0.000 *	(0.000)*	—
Total from operations	0.000	*	0.000	*	0.001	0.002	0.024	0.045
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.002)	(0.024)	(0.045)
Distributions from net realized gains	(0.000	)*	—		(0.000)*	(0.000)*	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.002)	(0.024)	(0.045)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total investment return†	0.01%		0.03%		0.05%	0.24%	2.47%	4.57%
Net assets end of period (000)	$747,930		$865,149		$2,380,748	$3,406,167	$8,105,457	$9,551,893
Ratio of net expenses to average net assets	0.25	%‡	0.20%		0.24%	0.65%	0.93%	0.94%
Ratio of total expenses to average net assets	0.97	%‡	0.92%		0.94%	0.99%	0.93%	0.94%
Ratio of net investment income to average net assets	0.01	%‡	0.03%		0.05%	0.29%	2.47%	4.48%

TDAM Money Market Portfolio

	Premium Class
	2012ˆ		2011		2010	2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.003	0.028	0.048
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000)*	0.000 *	0.000 *	—
Total from operations	0.000	*	0.000	*	0.001	0.003	0.028	0.048
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.028)	(0.048)
Distributions from net realized gains	(0.000	)*	—		(0.000)*	(0.000)*	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.028)	(0.048)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total investment return†	0.01%		0.03%		0.05%	0.32%	2.81%	4.92%
Net assets end of period (000)	$155,420		$183,634		$272,820	$432,395	$923,397	$1,418,980
Ratio of net expenses to average net assets	0.25	%‡	0.20%		0.24%	0.55%	0.60%	0.60%
Ratio of total expenses to average net assets	0.64	%‡	0.58%		0.61%	0.66%	0.60%	0.60%
Ratio of net investment income to average net assets	0.01	%‡	0.03%		0.05%	0.39%	2.80%	4.81%

*	Amount represents less than $0.001 per share.
ˆ	For the six-month period ended April 30, 2012.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.

Please see accompanying notes to financial statements

14

Financial Highlights (continued)

TDAM Money Market Portfolio

	Class A(2)
	2012ˆ		2011		2010	2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.002	0.023	0.020
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000)*	0.000 *	0.000 *	—
Total from operations	0.000	*	0.000	*	0.001	0.002	0.023	0.020
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.002)	(0.023)	(0.020)
Distributions from net realized gains	(0.000	)*	—		(0.000)*	(0.000)*	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.002)	(0.023)	(0.020)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total investment return†	0.01%		0.03%		0.05%	0.22%	2.39%	1.95%
Net assets end of period (000)	$1,218,449		$1,158,756		$2,038,349	$2,829,856	$6,372,553	$1,360,332
Ratio of net expenses to average net assets	0.25	%‡	0.20%		0.24%	0.67%	1.01%	1.04	%‡
Ratio of total expenses to average net assets	1.05	%‡	1.00%		1.02%	1.07%	1.01%	1.04	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.03%		0.05%	0.27%	2.32%	4.45	%‡

TDAM Money Market Portfolio

	Select Class(3)
	2012ˆ		2011		2010	2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.003	0.028	0.016
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000)*	0.000 *	0.000 *	—
Total from operations	0.000	*	0.000	*	0.001	0.003	0.028	0.016
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.028)	(0.016)
Distributions from net realized gains	(0.000	)*	—		(0.000)*	(0.000)*	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.028)	(0.016)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total investment return†	0.01%		0.03%		0.05%	0.32%	2.80%	1.60%
Net assets end of period (000)	$504,188		$638,736		$1,343,207	$1,737,197	$3,326,644	$710,585
Ratio of net expenses to average net assets	0.25	%‡	0.20%		0.24%	0.55%	0.61%	0.63	%‡
Ratio of total expenses to average net assets	0.65	%‡	0.60%		0.62%	0.67%	0.61%	0.63	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.03%		0.05%	0.37%	2.55%	4.81	%‡

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2012.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Class A shares commenced operations on May 24, 2007.
(3)	Select Class shares commenced operations on July 3, 2007.

Please see accompanying notes to financial statements

15

Financial Highlights (continued)

TDAM U.S. Government Portfolio

	Investor Class
	2012ˆ		2011		2010		2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.002	0.019	0.044
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	0.000 *	0.000 *	—
Total from operations	0.000	*	0.000	*	0.000	*	0.002	0.019	0.044
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.019)	(0.044)
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	(0.000)*	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.019)	(0.044)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.02%		0.03%		0.18%	1.93%	4.45%
Net assets end of period (000)	$529,038		$563,640		$812,061		$1,301,583	$2,957,140	$1,989,556
Ratio of net expenses to average net assets	0.11	%‡	0.14%		0.18%		0.40%	0.96%	0.94%
Ratio of total expenses to average net assets	0.94	%‡	0.92%		0.95%		0.97%	0.96%	0.94%
Ratio of net investment income to average net assets	0.01	%‡	0.02%		0.03%		0.22%	1.88%	4.35%

TDAM U.S. Government Portfolio

	Class A(2)
	2012ˆ		2011		2010		2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.002	0.017	0.018
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	0.000 *	0.001	—
Total from operations	0.000	*	0.000	*	0.000	*	0.002	0.018	0.018
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.018)	(0.018)
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	(0.000)*	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.018)	(0.018)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.02%		0.03%		0.16%	1.85%	1.79%
Net assets end of period (000)	$292,462		$379,142		$617,696		$1,448,840	$2,982,096	$375,584
Ratio of net expenses to average net assets	0.11	%‡	0.14%		0.18%		0.41%	1.04%	1.03	%‡
Ratio of total expenses to average net assets	1.02	%‡	1.00%		1.03%		1.05%	1.04%	1.03	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.02%		0.03%		0.19%	1.67%	4.12	%‡

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2012.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Class A shares commenced operations on May 30, 2007.

Please see accompanying notes to financial statements

16

Financial Highlights (continued)

TDAM Municipal Portfolio

	Investor Class
	2012ˆ		2011		2010		2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.015	0.027
Net realized gains on investments	—		0.000	*	0.000	*	0.000 *	0.000 *	—
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.015	0.027
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.015)	(0.027)
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	—	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.015)	(0.027)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.02%		0.04%		0.14%	1.55%	2.74%
Net assets end of period (000)	$402,281		$407,688		$461,176		$513,920	$623,347	$704,039
Ratio of net expenses to average net assets	0.17	%‡	0.22%		0.29%		0.54%	1.02%	0.98%
Ratio of total expenses to average net assets	0.95	%‡	0.94%		0.98%		1.02%	1.02%	0.98%
Ratio of net investment income to average net assets	0.01	%‡	0.02%		0.03%		0.14%	1.55%	2.70%

TDAM Municipal Portfolio

	Class A(2)
	2012ˆ		2011		2010		2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.014	0.011
Net realized gains on investments	—		0.000	*	0.000	*	0.000 *	0.000 *	—
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.014	0.011
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)	(0.011)
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	—	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)	(0.011)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.02%		0.04%		0.11%	1.46%	1.15%
Net assets end of period (000)	$423,602		$412,960		$319,332		$305,829	$510,305	$59,564
Ratio of net expenses to average net assets	0.17	%‡	0.22%		0.29%		0.58%	1.10%	1.10	%‡
Ratio of total expenses to average net assets	1.03	%‡	1.02%		1.06%		1.10%	1.10%	1.10	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.02%		0.03%		0.13%	1.43%	2.58	%‡

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2012.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Class A shares commenced operations on May 25, 2007.

Please see accompanying notes to financial statements

17

Financial Highlights (continued)

TDAM California Municipal Money Market Portfolio

	Investor Class
	2012ˆ		2011		2010		2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.014	0.026
Net realized gains (losses) on investments	0.000	*	—		(0.000	)*	—	0.000 *	—
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.014	0.026
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)	(0.026)
Distributions from net realized gains	—		—		—		—	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)	(0.026)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.00%		0.02%		0.03%		0.08%	1.42%	2.68%
Net assets end of period (000)	$162,063		$154,950		$171,433		$186,565	$258,561	$293,406
Ratio of net expenses to average net assets	0.16	%‡	0.18%		0.22%		0.43%	1.00%	0.98%
Ratio of total expenses to average net assets	0.97	%‡	0.98%		0.99%		1.03%	1.00%	0.98%
Ratio of net investment income to average net assets	0.01	%‡	0.02%		0.03%		0.08%	1.42%	2.65%

TDAM California Municipal Money Market Portfolio

	Class A(2)
	2012ˆ		2011		2010		2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.013	0.010
Net realized gains (losses) on investments	0.000	*	—		(0.000	)*	—	0.000 *	—
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.013	0.010
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.013)	(0.010)
Distributions from net realized gains	—		—		—		—	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.013)	(0.010)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.00%		0.02%		0.03%		0.06%	1.34%	1.04%
Net assets end of period (000)	$138,198		$157,317		$102,786		$104,865	$152,766	$17,734
Ratio of net expenses to average net assets	0.16	%‡	0.18%		0.22%		0.44%	1.08%	1.11	%‡
Ratio of total expenses to average net assets	1.05	%‡	1.05%		1.07%		1.11%	1.08%	1.11	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.02%		0.03%		0.06%	1.32%	2.54	%‡

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2012.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Class A shares commenced operations on June 5, 2007.

Please see accompanying notes to financial statements

18

Financial Highlights (concluded)

TDAM New York Municipal Money Market Portfolio

	Investor Class
	2012ˆ		2011		2010		2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.014	0.026
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	(0.000	)*	—	0.000 *	0.001
Total from operations	(0.000	)*	0.000	*	0.000	*	0.001	0.014	0.027
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)	(0.026)
Distributions from net realized gains	—		—		—		(0.000)*	(0.000)*	(0.001)
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)	(0.027)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.00%		0.02%		0.03%		0.07%	1.45%	2.70%
Net assets end of period (000)	$101,954		$92,206		$92,234		$100,830	$129,654	$147,210
Ratio of net expenses to average net assets	0.12	%‡	0.17%		0.23%		0.48%	1.05%	1.04%
Ratio of total expenses to average net assets	1.03	%‡	1.03%		1.05%		1.12%	1.05%	1.04%
Ratio of net investment income to average net assets	0.01	%‡	0.02%		0.03%		0.07%	1.42%	2.60%

TDAM New York Municipal Money Market Portfolio

	Class A(2)
	2012ˆ		2011		2010		2009		2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.013	0.010
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	(0.000	)*	—		0.000 *	—
Total from operations	(0.000	)*	0.000	*	0.000	*	0.000	*	0.013	0.010
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.013)	(0.010)
Distributions from net realized gains	—		—		—		(0.000	)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.013)	(0.010)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.00%		0.02%		0.03%		0.05%		1.37%	1.04%
Net assets end of period (000)	$68,254		$55,846		$56,814		$69,795		$92,113	$9,829
Ratio of net expenses to average net assets	0.12	%‡	0.17%		0.23%		0.51%		1.13%	1.21	%‡
Ratio of total expenses to average net assets	1.11	%‡	1.11%		1.13%		1.19%		1.13%	1.21	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.02%		0.03%		0.04%		1.35%	2.43	%‡

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2012.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Class A shares commenced operations on May 31, 2007.

Please see accompanying notes to financial statements

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has eleven series. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

On March 27, 2012, the Board of Directors approved the reclassification and designation of the shares of the five Portfolios as follows:

Authorized Shares
TDAM Money Market Portfolio
Investor Class	9 billion
Premium Class	4 billion
Class A	10 billion
Select Class	7 billion
TDAM U.S. Government Portfolio
Investor Class	8 billion
Class A	6 billion
TDAM Municipal Portfolio
Investor Class	5 billion
Class A	5 billion
TDAM California Municipal Money Market Portfolio
Investor Class	6 billion
Class A	2 billion
TDAM New York Municipal Money Market Portfolio
Investor Class	2 billion
Class A	2 billion

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2012, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended April 30, 2012, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Investment Manager (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the six-month period ended April 30, 2012, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc. (the “Investment Manager”), a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion.

The Investment Manager and its affiliates from time to time may waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Portfolio (in each case, a “Voluntary Waiver,” and collectively, the “Voluntary Waivers”).

These Voluntary Waivers are subject to cancellation or modification by the Investment Manager and its affiliates at any time.

TDAM USA Inc. (the “Administrator”) has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets.

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”).

For the six-month period ended April 30, 2012, the Investment Manager and its affiliates earned, waived and reimbursed certain fees and assumed certain expenses in an effort to maintain certain net yields for each Portfolio as follows:

	Investment Management Fees	Investment Management Fees Waived/ Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived	Transfer Agent Fees	Transfer Agent Fees Waived
Money Market Portfolio	$1,227,721	$—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$1,816,103	$1,816,103	$1,008,943	$1,008,906	$403,572	$111,572
Premium Class	N/A	N/A	310,181	310,181	42,491	23,350	42,491	235
Class A	N/A	N/A	3,081,842	3,081,842	1,453,698	1,453,657	581,472	158,339
Select Class	N/A	N/A	917,308	917,308	138,986	138,925	277,969	77,511
U.S. Government Portfolio	448,663	150,212	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	1,273,705	1,273,705	707,612	707,612	283,041	283,041
Class A	N/A	N/A	877,803	877,803	414,058	414,058	165,622	165,622
Municipal Portfolio	414,540	29,564	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	917,757	917,757	509,864	509,864	203,943	152,338
Class A	N/A	N/A	1,116,179	1,116,179	526,499	526,499	210,597	157,041
California Portfolio	154,286	50,146	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	354,195	354,195	196,774	196,774	78,709	66,253
Class A	N/A	N/A	400,562	400,562	188,944	188,944	75,577	63,224
New York Portfolio	80,057	82,800	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	223,667	223,667	124,259	124,259	49,703	49,367
Class A	N/A	N/A	160,880	160,880	75,887	75,887	30,354	30,135

All fees are earned, waived and reimbursed at the Class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

As of April 30, 2012, the breakout of the Payable to Investment Manager and its affiliates and the reductions of the amounts Due from the Investment Manager and its affiliates from waivers on the Statements of Assets and Liabilities for each portfolio are as follows:

	Investment Management Fees Payable	Investment Management Fees Waived	Distribution Fees Payable	Distribution Fees Waived	Shareholder Service Fees Payable	Shareholder Service Fees Waived	Transfer Agent Fees Payable	Transfer Agent Fees Waived
Money Market Portfolio	$198,353	$—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$280,306	$279,940	$155,659	$155,563	$62,263	$7,538
Premium Class	N/A	N/A	47,247	46,243	6,471	1,322	6,471	—
Class A	N/A	N/A	528,481	528,481	249,279	249,279	99,710	12,097
Select Class	N/A	N/A	139,563	137,419	21,144	21,072	42,289	5,109
U.S. Government Portfolio	69,574	21,592	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	212,454	212,454	114,141	114,141	45,656	45,656
Class A	N/A	N/A	125,027	125,027	59,797	59,797	23,918	23,918
Municipal Portfolio	69,029	—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	151,301	151,301	84,048	84,048	33,619	12,964
Class A	N/A	N/A	187,678	187,678	88,526	88,526	35,410	13,734
California Portfolio	25,057	1,419	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	59,554	59,379	33,014	33,014	13,206	10,750
Class A	N/A	N/A	62,872	62,804	29,629	29,629	11,851	9,672
New York Portfolio	13,590	2,853	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	36,343	36,257	20,178	20,178	8,071	7,873
Class A	N/A	N/A	29,228	29,180	13,797	13,797	5,519	5,375

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $45,000, payable quarterly;
2.	a meeting fee of $5,000 for each regular meeting attended in person;
3.	a meeting fee of $2,500 for each regular meeting attended by telephone;
4.	for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	Retainer for Independent Board Chair is $10,000 annually, payable quarterly; and
7.	Retainer for Audit Committee Chair is $5,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2011 and 2010, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Money Market Portfolio	2011	$—	$1,961,817	$—	$1,961,817
	2010	—	3,503,378	—	3,503,378
U.S. Government Portfolio	2011	—	322,873	—	322,873
	2010	—	539,443	—	539,443
Municipal Portfolio	2011	167,656	—	—	167,656
	2010	228,237	1,400	91,842	321,479
California Portfolio	2011	60,193	—	—	60,193
	2010	84,150	16	—	84,166
New York Portfolio	2011	30,051	3,056	—	33,107
	2010	47,340	487	—	47,827

As of October 31, 2011, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$142,691	$—	$—	$—	$—	$(37,371)	$105,320
U.S. Government Portfolio	43,672	—	—	—	—	(10,672)	33,000
Municipal Portfolio	—	7,325	348	—	—	(7,067)	606
California Portfolio	—	2,097	—	(7,257)	—	(2,556)	(7,716)
New York Portfolio	—	—	—	(587)	—	(3,827)	(4,414)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2011, the breakdown of capital loss carryforwards was as follows:

	Expiring October 31,
	2016	2018	2019	Total
California Portfolio	$7,176	$81	$—	$7,257
New York Portfolio	—	148	439	587

During the year ended October 31, 2011, the Money Market Portfolio utilized $63,730 of capital loss carryforwards to offset capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2012, the cost of investments of the Portfolios for Federal income tax purposes were  substantially the same as the cost for financial reporting purposes.

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

Note 7 — Recent Accounting Pronouncements:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has evaluated the implications of ASU 2011-04 and does not believe adoption will have a material impact on the financial statements.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report.

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TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 27.5%
Baton Rouge, Exxon Project, AMT, RB
0.05%, 5/1/12 (A)	$9,000,000	$9,000,000
California State, Educational Facilities Authority, California Institute of Technology, Ser B, RB
0.04%, 5/3/12 (A)	3,500,000	3,500,000
California State, Educational Facilities Authority, Stanford University, Ser L, RB
0.04%, 5/2/12 (A)	2,955,000	2,955,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.04%, 5/2/12 (A)	4,800,000	4,800,000
California State, Housing Finance Agency, Home Mortgage Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.06%, 5/2/12 (A) (B)	1,590,000	1,590,000
California State, Housing Finance Agency, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.05%, 5/2/12 (A) (B)	3,500,000	3,500,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.06%, 5/2/12 (A)	5,000,000	5,000,000
California State, Infrastructure & Economic Development Bank, J Paul Getty Project, Ser A2, RB
0.05%, 5/1/12 (A)	4,000,000	4,000,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.25%, 5/1/12 (A)	4,300,000	4,300,000
California State, Municipal Finance Authority, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 5/3/12 (A)	100,000	100,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 5/1/12 (A)	$7,800,000	$7,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 5/1/12 (A)	5,600,000	5,600,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 5/1/12 (A)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.08%, 5/3/12 (A) (B)	3,030,000	3,030,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.04%, 5/1/12 (A)	14,000,000	14,000,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 5/1/12 (A)	3,000,000	3,000,000
Connecticut State, HEFA, TECP
0.11%, 5/1/12	15,000,000	15,000,000
Connecticut State, HEFA, Yale University Project, Ser V-1, RB
0.03%, 5/1/12 (A)	36,530,000	36,530,000
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.03%, 5/1/12 (A)	10,950,000	10,950,000
Corporate Finance Managers Inc., Ser B, (LOC: Wells Fargo Bank, N.A.)
0.22%, 5/3/12 (A)	45,670,000	45,670,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.06%, 5/3/12 (A)	57,315,000	57,315,000

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TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
Emery County, PCFA, Pacificorp Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 5/2/12 (A)	$3,500,000	$3,500,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.08%, 5/3/12 (A)	3,350,000	3,350,000
Gulf Coast, Waste Disposal Authority, Exxon-Mobil Project, Ser B, AMT, RB
0.05%, 5/1/12 (A)	16,950,000	16,950,000
Harris County, IDC, Exxon Mobil Project, AMT, RB
0.05%, 5/1/12 (A)	15,300,000	15,300,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.16%, 5/2/12 (A) (B)	4,200,000	4,200,000
Idaho State, TAN
2.00%, 6/29/12	10,000,000	10,027,960
Illinois State, DFA, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.44%, 5/4/12 (A)	8,200,000	8,200,000
Kern Water Bank Authority, Ser 2003B, RB, (LOC: Wells Fargo Bank, N.A.)
0.22%, 5/3/12 (A)	2,178,000	2,178,000
Lauren Co. LLC, Ser 2003, (LOC: Wells Fargo Bank, N.A.)
0.27%, 5/3/12 (A)	505,000	505,000
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.04%, 5/1/12 (A)	6,000,000	6,000,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.04%, 5/1/12 (A)	8,700,000	8,700,000
Los Angeles County, MTA, Proposition C, Ser C4, RB, (LOC: U.S. Bank N.A.)
0.23%, 5/3/12 (A)	3,000,000	3,000,000
Los Angeles County, TECP
0.12%, 5/3/12	8,020,000	8,020,000
Lower Neches Valley Authority, Exxon-Mobil Project, RB
0.20%, 5/1/12 (A)	9,000,000	9,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Lower Neches Valley Authority, Exxon-Mobil Project, Ser B, AMT, RB
0.22%, 5/1/12 (A)	$30,000,000	$30,000,000
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.22%, 5/1/12 (A)	15,000,000	15,000,000
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.09%, 5/2/12 (A) (B)	1,800,000	1,800,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.16%, 5/3/12 (A)	17,000,000	17,000,000
Missouri State, HEFA, Health Care Project, Ser E, RB, (LOC: PNC Bank N.A.)
0.04%, 5/1/12 (A)	10,300,000	10,300,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.06%, 5/3/12 (A)	3,000,000	3,000,000
MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.19%, 5/3/12 (A)	3,600,000	3,600,000
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 5/2/12 (A)	2,600,000	2,600,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser AA-1, RB, (LIQ: State Street Bank & Trust Co./Calsters)
0.04%, 5/1/12 (A)	25,005,000	25,005,000
New York City, Municipal Water Finance Authority, RB
0.04%, 5/1/12 (A)	15,760,000	15,760,000
New York City, Sub-Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.03%, 5/1/12 (A)	28,350,000	28,350,000

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
New York State, Housing Finance Agency, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.06%, 5/2/12 (A) (B)	$2,800,000	$2,800,000
New York State, Housing Finance Agency, Dekalb Ace Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 5/2/12 (A)	2,620,000	2,620,000
Oakland-Alameda County, TECP
0.15%, 5/1/12	18,000,000	18,000,000
Oregon State, TAN
2.00%, 6/29/12	18,000,000	18,051,147
PCP Investors LLC, Ser 2003, (LOC: Wells Fargo Bank, N.A.)
0.22%, 5/3/12 (A)	1,300,000	1,300,000
PCFA, Pacific Gas & Electric, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.27%, 5/1/12 (A)	2,800,000	2,800,000
Port Authority of NY & NJ, TECP
0.17%, 9/13/12	16,065,000	16,065,000
Rhode Island State, Student Loan Authority, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.15%, 5/2/12 (A)	15,000,000	15,000,000
South Placer, Wastewater Authority, Ser B, RB, (LOC: U.S. Bank N.A.)
0.04%, 5/3/12 (A)	3,360,000	3,360,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.06%, 5/2/12 (A)	3,600,000	3,600,000
Texas State, Veterans Housing Project, GO, (LIQ: JPMorgan Chase Bank, N.A.)
0.11%, 5/2/12 (A)	11,200,000	11,200,000
University of California, Ser Y-1, RB
0.38%, 5/1/12 (A)	4,700,000	4,700,000
University of California, Ser Z-1, RB
0.12%, 5/3/12 (A)	10,000,000	10,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of Texas, TECP
0.16%, 7/3/12	$18,000,000	$18,000,000
0.16%, 7/9/12	20,000,000	20,000,000
0.16%, 7/17/12	25,000,000	25,000,000
0.16%, 7/19/12	10,000,000	10,000,000
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: BNY Mellon)
0.09%, 5/3/12 (A)	11,465,000	11,465,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.05%, 5/1/12 (A)	20,000,000	20,000,000
Wayne County, Airport Authority, Detroit Metropolitan Wayne Airport Project, Ser E2, AMT, RB, (LOC: PNC Bank N.A.)
0.09%, 5/2/12 (A)	16,000,000	16,000,000
TOTAL MUNICIPAL OBLIGATIONS		721,447,107
COMMERCIAL PAPER — 24.9%
BANKS — 6.6%
Australia & New Zealand Banking Group
0.17%, 5/16/12 (C)	10,000,000	9,999,292
0.63%, 9/6/12 (C)	25,000,000	24,944,000
Bank of Montreal
0.13%, 5/24/12	30,000,000	29,997,508
Caisse Centrale Desjardins du Quebec
0.15%, 5/4/12 (C)	25,000,000	24,999,688
0.15%, 5/11/12 (C)	24,000,000	23,999,000
0.16%, 5/18/12 (C)	25,000,000	24,998,111
Commonwealth Bank of Australia
0.49%, 5/7/12 (C)	25,000,000	24,997,958
0.29%, 5/18/12 (C)	10,000,000	10,000,000
		173,935,557
FINANCIALS — 1.0%
JPMorgan Chase & Co.
0.29%, 5/12/12	25,000,000	25,000,000
INDUSTRIAL & OTHER COMMERCIAL PAPER — 17.3%
Dean Health Systems Inc.
0.20%, 6/5/12	17,000,000	16,996,694
General Electric Capital Corp.
0.34%, 5/1/12	20,000,000	20,000,000
0.39%, 5/9/12	20,000,000	19,998,267
0.12%, 6/11/12	35,000,000	34,995,217
0.32%, 9/26/12	25,000,000	24,967,111

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIAL & OTHER COMMERCIAL PAPER (continued)
Old Line Funding LLC
0.25%, 5/21/12 (C)	$26,000,000	$25,996,389
0.24%, 5/22/12 (C)	15,000,000	14,997,900
0.24%, 7/31/12 (C)	25,000,000	24,984,833
Procter & Gamble Co.
0.07%, 5/2/12 (C)	23,500,000	23,499,954
0.09%, 5/31/12 (C)	25,000,000	24,998,125
0.15%, 7/18/12 (C)	23,500,000	23,492,362
Stanford University
0.15%, 6/8/12	36,000,000	35,994,300
University of California
0.15%, 5/15/12	37,500,000	37,497,813
0.15%, 5/17/12	24,505,000	24,503,366
0.16%, 6/6/12	20,000,000	19,996,800
0.16%, 6/18/12	31,000,000	30,993,387
Yale University
0.15%, 7/16/12	50,000,000	49,984,167
		453,896,685
TOTAL COMMERCIAL PAPER		652,832,242
CERTIFICATES OF DEPOSIT — 19.1%
Australia & New Zealand Banking Group
0.32%, 5/14/12	15,000,000	15,000,000
0.52%, 4/11/13	25,000,000	25,000,000
Bank of Montreal, IL
0.39%, 5/14/12	24,000,000	24,000,000
0.48%, 5/21/12	15,000,000	15,016,588
0.47%, 8/14/12	25,000,000	25,000,727
Bank of Nova Scotia, TX
0.50%, 5/1/12	14,600,000	14,600,082
0.24%, 5/1/12	48,000,000	48,000,000
0.91%, 6/17/12	50,000,000	50,000,000
Canadian Imperial Bank of Commerce, NY
0.23%, 5/1/12	25,000,000	25,000,000
0.50%, 2/21/13	25,000,000	25,000,000
National Australia Bank, NY
0.29%, 5/29/12	24,000,000	24,000,000
0.70%, 6/6/12	15,000,000	15,000,000
0.73%, 7/10/12	13,500,000	13,500,000
0.55%, 7/24/12	3,000,000	3,000,165
National Bank of Canada, NY
0.37%, 5/1/12	50,000,000	50,000,000
0.40%, 5/20/12	23,000,000	23,000,516
0.56%, 5/27/12	25,000,000	25,000,000
Royal Bank of Canada, NY
0.49%, 5/1/12	9,000,000	9,000,000
0.59%, 7/9/12	25,000,000	25,000,876
Westpac Banking Corp., NY
0.45%, 5/1/12	24,000,000	24,001,767
0.42%, 6/29/12	25,000,000	25,005,699
TOTAL CERTIFICATES OF DEPOSIT		503,126,420

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 9.1%
BANKS — 6.9%
Australia & New Zealand Banking Group Ltd.
2.40%, 1/11/13 (C)	$10,000,000	$10,106,192
Bank of New York Mellon Corp. MTN
4.95%, 11/1/12	49,182,000	50,269,386
Commonwealth Bank of Australia MTN
0.59%, 5/1/12 (C) (D)	23,000,000	23,007,520
Commonwealth Bank of Australia
1.02%, 6/19/12 (C) (D)	15,000,000	15,062,705
JPMorgan Chase & Co.
5.38%, 10/1/12	15,000,000	15,312,710
National Australia Bank MTN
2.35%, 11/16/12 (C)	23,000,000	23,178,171
U.S. Bank
0.78%, 7/26/12 (D)	22,650,000	22,675,786
Westpac Banking Corp.
1.11%, 7/23/12 (C) (D)	3,000,000	3,006,853
2.25%, 11/19/12	17,000,000	17,129,268
		179,748,591
DOMESTIC/FOREIGN BANK SUPPORTED — 1.4%
Academy of the New Church (LOC: Wells Fargo Bank, N.A.)
0.22%, 5/3/12 (D)	22,230,000	22,230,000
Net Magan Two LLC (LOC: Wells Fargo Bank, N.A.)
0.20%, 5/3/12 (D)	15,200,000	15,200,000
		37,430,000
FINANCIALS — 0.8%
National Australia Bank
2.50%, 1/8/13 (C)	3,663,000	3,711,678
Westpac Banking Corp. MTN
0.69%, 5/26/12 (C) (D)	17,000,000	17,014,162
		20,725,840
TOTAL CORPORATE OBLIGATIONS		237,904,431
REGIONAL GOVERNMENT OBLIGATIONS — 3.3%
Export Development Canada
1.75%, 9/24/12	8,270,000	8,319,229
Financement-Quebec
5.00%, 10/25/12	42,000,000	42,922,014
Province of Ontario Canada
0.94%, 5/22/12 (D)	2,000,000	2,000,845
4.95%, 6/1/12	22,215,000	22,303,621
1.88%, 11/19/12	12,000,000	12,103,275
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		87,648,984

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATION — 1.4%
FEDERAL HOME LOAN BANK — 1.4%
0.20%, 5/1/12 (D)	$38,000,000	$38,000,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		38,000,000
U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Note
0.63%, 6/30/12	15,750,000	15,763,243
TOTAL U.S. TREASURY OBLIGATION		15,763,243
REPURCHASE AGREEMENTS — 14.1%
Counterparty: Bank of Montreal 0.17% dated 4/30/12, due 5/1/12 in the amount of $64,306,304, fully collateralized by a $65,589,200 U.S. Treasury Note, coupon 0.25%, maturity 3/31/14, value $65,592,146	64,306,000	64,306,000
Counterparty: Bank of Nova Scotia 0.18% dated 4/30/12, due 5/1/12 in the amount of $250,001,250, fully collateralized by various U.S. government obligations, coupon range 0.34% – 4.88%, maturity range 5/3/12 – 1/13/22, value $255,001,794	250,000,000	250,000,000
Counterparty: Deutsche Bank Securities 0.21% dated 4/30/12, due 5/1/12 in the amount of $5,000,029, fully collateralized by a $4,669,800 U.S. Treasury Note, coupon 0.13%, maturity 4/15/16, value $5,100,096	5,000,000	5,000,000
Counterparty: RBC Capital Markets Corp. 0.13% dated 4/30/12, due 5/1/12 in the amount of $50,000,181, fully collateralized by a U.S. Treasury Note, coupon 1.88%, maturity 9/30/17, value $51,000,041	50,000,000	50,000,000
TOTAL REPURCHASE AGREEMENTS		369,306,000

DESCRIPTION	VALUE
TOTAL INVESTMENTS (Cost $2,626,028,427) — 100.0%	$2,626,028,427
OTHER ASSETS AND LIABILITIES, NET — 0.0%	(40,799)
NET ASSETS — 100.0%	$2,625,987,628

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2012. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2012, these securities amounted to $376,994,893 or 14.36% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(D)	Variable rate security. The rate shown is the current rate on April 30, 2012. Date shown represents the next interest reset date.
AMT	Alternative Minimum Tax
DFA	Development Finance Authority
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health and Education Facilities Authority
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
LIQ	Liquidity Agreement
LLC	Limited Liability Company
LOC	Letter of Credit
MFA	Municipal Finance Authority
MFH	Multi-Family Housing
MTA	Metropolitan Transportation Authority
MTN	Medium Term Note
N.A.	National Association
PCFA	Pollution Control Finance Authority
RB	Revenue Bond
Ser	Series
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 72.7%
FANNIE MAE — 6.6%
0.36%, 5/1/12 (A) (B)	$25,000,000	$25,024,158
0.34%, 5/1/12 (A) (B)	10,000,000	10,005,963
0.30%, 5/23/12 (A) (B)	8,900,000	8,909,439
0.27%, 5/26/12 (A) (B)	10,000,000	10,002,799
		53,942,359
FANNIE MAE, DISCOUNT NOTE — 3.0%
0.06%, 5/30/12 (A) (C)	25,000,000	24,998,792
FEDERAL FARM CREDIT BANK — 10.0%
0.26%, 5/1/12 (B)	35,000,000	35,018,371
0.16%, 5/1/12 (B)	30,000,000	29,998,232
0.23%, 5/22/12 (B)	5,000,000	4,999,840
0.17%, 5/31/12 (B)	12,500,000	12,499,747
		82,516,190
FEDERAL HOME LOAN BANK — 23.4%
0.20%, 5/1/12 (B)	30,000,000	30,000,000
5.75%, 5/15/12	25,000,000	25,054,488
1.13%, 5/18/12	13,850,000	13,856,683
0.08%, 5/29/12	15,000,000	14,999,640
0.25%, 6/29/12	25,000,000	25,005,613
1.75%, 8/22/12	16,000,000	16,080,908
0.20%, 11/19/12	35,000,000	35,006,093
0.25%, 12/24/12	15,000,000	15,002,503
0.25%, 1/8/13	12,500,000	12,502,107
0.16%, 2/1/13	5,000,000	4,999,902
		192,507,937
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 7.5%
0.10%, 5/23/12 (C)	24,000,000	23,998,533
0.08%, 7/20/12 (C)	25,000,000	24,995,556
0.12%, 8/3/12 (C)	12,500,000	12,496,246
		61,490,335
FREDDIE MAC — 17.3%
0.28%, 2/11/12 (A) (B)	8,392,000	8,392,426
0.30%, 5/1/12 (A) (B)	18,000,000	18,016,005
0.23%, 5/1/12 (A) (B)	12,500,000	12,504,836
0.24%, 5/2/12 (A) (B)	13,600,000	13,604,654
5.13%, 7/15/12 (A)	13,901,000	14,044,184
1.13%, 7/27/12 (A)	50,000,000	50,119,104
1.00%, 8/28/12 (A)	25,000,000	25,070,087
		141,751,296

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FREDDIE MAC, DISCOUNT NOTE — 4.9%
0.11%, 5/14/12 (A) (C)	$12,500,000	$12,499,508
0.07%, 6/4/12 (A) (C)	15,000,000	14,999,079
0.06%, 6/22/12 (A) (C)	12,500,000	12,498,917
		39,997,504
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		597,204,413
U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bill
0.02%, 6/7/12 (C)	12,500,000	12,499,615
U.S. Treasury Note
0.63%, 6/30/12	10,000,000	10,008,408
TOTAL U.S. TREASURY OBLIGATIONS		22,508,023
REPURCHASE AGREEMENTS — 24.1%
Counterparty: Bank of Montreal 0.17% dated 4/30/12, due 5/1/12 in the amount of $42,990,203, fully collateralized by a $43,847,900 U.S. Treasury obligation, coupon rate 0.25%, maturity 3/31/14, value $43,849,870	42,990,000	42,990,000
Counterparty: Bank of Nova Scotia 0.18% dated 4/30/12, due 5/1/12 in the amount of $100,000,500, fully collateralized by various U.S. government obligations, coupon range 0.45% – 2.04%, maturity range 1/9/14 – 10/26/16, value $102,000,783	100,000,000	100,000,000
Counterparty: Deutsche Bank Securities 0.21% dated 4/30/12, due 5/1/12 in the amount of $10,000,058, fully collateralized by various U.S. Treasury obligations, coupon range 0.13% – 1.38%, maturity range 4/15/16 – 1/15/20, value $10,200,016	10,000,000	10,000,000

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS (continued)
Counterparty: RBC Capital Markets Corp. 0.13% dated 4/30/12, due 5/1/12 in the amount of $45,000,163, fully collateralized by a $43,702,400 U.S. Treasury obligation, coupon rate 1.88%, maturity 9/30/17, value $45,900,058	$45,000,000	$45,000,000
TOTAL REPURCHASE AGREEMENTS		197,990,000
TOTAL INVESTMENTS (Cost $817,702,436) — 99.5%		817,702,436
OTHER ASSETS AND LIABILITIES, NET — 0.5%		3,798,245
NET ASSETS — 100.0%		$821,500,681

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Variable rate security. The rate shown is the current rate on April 30, 2012. Date shown represents the next interest reset date.
(C)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.8%
ALABAMA — 0.6%
Montgomery, IDB, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.41%, 5/3/12 (A)	$4,650,000	$4,650,000
ALASKA — 0.4%
Valdez, Exxon Pipeline Project, Ser A, RB
0.21%, 5/1/12 (A)	3,500,000	3,500,000
ARIZONA — 1.6%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.26%, 5/1/12 (A)	12,870,000	12,870,000
CALIFORNIA — 8.1%
California State, Educational Facilities Authority, California Institute of Technology, Ser B, RB
0.20%, 5/3/12 (A)	4,200,000	4,200,000
California State, Housing Finance Agency, Home Mortgage Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.23%, 5/2/12 (A) (B)	5,900,000	5,900,000
California State, Housing Finance Agency, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.22%, 5/2/12 (A)	13,845,000	13,845,000
California State, Housing Finance Agency, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.20%, 5/2/12 (A) (B)	2,345,000	2,345,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.25%, 5/1/12 (A)	440,000	440,000
California Statewide, Community Development Authority, Rady Childrens Hospital Project, Ser D, RB, (LOC: Bank of Montreal)
0.20%, 5/1/12 (A)	12,000,000	12,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.24%, 5/3/12 (A)	$12,800,000	$12,800,000
Regent of the University of California, TECP
0.12%, 7/9/12	8,000,000	8,000,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.22%, 5/2/12 (A)	7,100,000	7,100,000
		66,630,000
COLORADO — 1.1%
Boulder, Housing Authority, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.35%, 5/3/12 (A)	1,005,000	1,005,000
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation, Ser F-2, RB, (LOC: Northern Trust Company)
0.24%, 5/1/12 (A)	2,080,000	2,080,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank N.A.)
0.30%, 5/3/12 (A)	1,900,000	1,900,000
Colorado State, Educational & Cultural Facilities Authority, Single Family Project, Ser C-3, AMT, RB, (LOC: Fannie Mae)
0.23%, 5/2/12 (A) (B)	3,600,000	3,600,000
Colorado State, Housing & Finance Authority, Warneke Paper Box Co. Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.39%, 5/3/12 (A)	500,000	500,000
		9,085,000
CONNECTICUT — 1.1%
Connecticut State, HEFA, Yale University, Ser V-2, RB
0.22%, 5/1/12 (A)	350,000	350,000

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CONNECTICUT (continued)
Connecticut State, HEFA, Yale University, Ser X-2, RB
0.20%, 5/3/12 (A)	$8,690,000	$8,690,000
		9,040,000
FLORIDA — 1.1%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.27%, 5/2/12 (A) (B)	7,010,000	7,010,000
Florida State, Housing Finance Corp., Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.27%, 5/2/12 (A) (B)	2,400,000	2,400,000
		9,410,000
GEORGIA — 4.5%
Douglas County, Development Authority, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.29%, 5/3/12 (A)	4,300,000	4,300,000
Main Street Natural Gas Inc., Ser A, RB, (LIQ: Royal Bank of Canada)
0.25%, 5/3/12 (A)	20,000,000	20,000,000
Monroe County, Development Authority, RB, (LOC: BMO Harris Bank N.A.)
0.24%, 5/2/12 (A)	12,500,000	12,500,000
		36,800,000
IDAHO — 1.5%
Idaho State, TAN
2.00%, 6/29/12	12,000,000	12,033,552
ILLINOIS — 5.0%
Chicago, Ser D-1, GO, (LOC: Bank of Montreal)
0.23%, 5/1/12 (A)	5,200,000	5,200,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.23%, 5/1/12 (A)	5,000,000	5,000,000
Illinois State, Educational Facilities Authority, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.23%, 5/2/12 (A)	5,000,000	5,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Educational Facilities Authority, TECP
0.15%, 7/19/12	$11,575,000	$11,575,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.18%, 5/3/12 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.18%, 5/3/12 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.24%, 5/3/12 (A)	3,600,000	3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc., AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.28%, 5/3/12 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.40%, 5/2/12 (A)	3,630,000	3,630,000
		41,605,000
INDIANA — 0.9%
Indiana State, Development Finance Authority, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank N.A.)
0.40%, 5/3/12 (A)	575,000	575,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.23%, 5/2/12 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.23%, 5/2/12 (A)	3,000,000	3,000,000
		7,575,000

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IOWA — 1.5%
Iowa State, Finance Authority, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.29%, 5/3/12 (A)	$7,560,000	$7,560,000
Iowa State, Finance Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.25%, 5/3/12 (A)	3,580,000	3,580,000
Iowa State, Finance Authority, Embria Health, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.39%, 5/3/12 (A)	1,085,000	1,085,000
		12,225,000
KENTUCKY — 0.4%
Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank N.A.)
0.24%, 5/4/12 (A)	3,000,000	3,000,000
MARYLAND — 4.2%
Johns Hopkins University, TECP
0.08%, 6/7/12	13,494,000	13,494,000
0.15%, 7/5/12	4,300,000	4,300,000
0.15%, 8/9/12	17,141,000	17,141,000
		34,935,000
MICHIGAN — 7.3%
Michigan State, Finance Authority, Ser C-3, RB, (LOC: Bank of Nova Scotia)
2.00%, 8/20/12	14,000,000	14,071,937
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.27%, 5/3/12 (A)	8,155,000	8,155,000
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.26%, 5/2/12 (A) (B)	16,935,000	16,935,000
University of Michigan, Ser B, RB
0.21%, 5/1/12 (A)	3,500,000	3,500,000
University of Michigan, TECP
0.12%, 6/6/12	18,000,000	18,000,000
		60,661,937

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MINNESOTA — 4.2%
Minnesota State, Office of Higher Education, Supplement Student Loan Project, Ser B, AMT, RB, (LOC: U.S. Bank N.A.)
0.24%, 5/3/12 (A)	$10,750,000	$10,750,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 5/3/12 (A)	23,985,000	23,985,000
		34,735,000
MISSOURI — 4.0%
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.24%, 5/3/12 (A)	13,650,000	13,650,000
Missouri State, HEFA, TECP
0.14%, 6/4/12	8,000,000	8,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.21%, 5/2/12 (A)	11,000,000	11,000,000
		32,650,000
NEW JERSEY — 0.1%
New Jersey State, EDA, Accurate Box Company, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.34%, 5/3/12 (A)	635,000	635,000
NEW MEXICO — 1.7%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.20%, 5/3/12 (A)	14,000,000	14,000,000
NEW YORK — 5.1%
Nassau, Health Care Corp., RB, (LOC: JPMorgan Chase Bank, N.A.)
0.23%, 5/4/12 (A)	5,000,000	5,000,000
New York City, Housing Development Corp., Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.24%, 5/2/12 (A) (B)	2,500,000	2,500,000

37

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
New York City, Municipal Water Finance Authority, 2nd General, Ser DD-2, RB, (LIQ: Calsters/State Street Bank & Trust Co.)
0.23%, 5/1/12 (A)	$7,000,000	$7,000,000
New York City, Municipal Water Finance Authority, 2nd General, Ser DD-3A, RB, (LIQ: Calsters/State Street Bank & Trust Co.)
0.24%, 5/1/12 (A)	2,700,000	2,700,000
New York City, Ser 1995, GO, (LOC: Morgan Guaranty Trust)
0.26%, 5/2/12 (A)	2,400,000	2,400,000
New York City, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.25%, 5/1/12 (A)	3,600,000	3,600,000
New York State, Housing Finance Agency, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.24%, 5/2/12 (A)	8,000,000	8,000,000
New York State, Liberty Development Corp., World Trade Center Project, Ser A, RB
0.30%, 10/1/12 (A)	4,000,000	4,000,000
New York State, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo, Bank, N.A., State Street Bank & Trust Co., Bank of New York)
0.15%, 9/1/12 (A)	7,000,000	7,000,000
		42,200,000
OHIO — 5.8%
Allen County, Ohio Hospital Facilities, Catholic Healthcare Project, Ser D, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.24%, 5/2/12 (A)	6,800,000	6,800,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.24%, 5/3/12 (A)	11,000,000	11,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Franklin County, Health Care, Ohio Presbyterian Project, RB, (LOC: PNC Bank N.A.)
0.24%, 5/3/12 (A)	$7,000,000	$7,000,000
Ohio State, Air Quality Development Authority, Firstenergy Project, Ser B, (LOC: Bank of Nova Scotia)
0.24%, 5/1/12 (A)	7,100,000	7,100,000
Ohio State, Air Quality Development Authority, Firstenergy Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.24%, 5/1/12 (A)	2,985,000	2,985,000
Ohio State, Water Development Authority, Firstenergy Project, RB, (LOC: Bank of Nova Scotia)
0.24%, 5/1/12 (A)	2,000,000	2,000,000
Parma, Hospital Improvement, General Hospital, Ser A, RB, (LOC: PNC Bank N.A.)
0.24%, 5/3/12 (A)	10,860,000	10,860,000
		47,745,000
OREGON — 1.5%
Oregon State, TAN
2.00%, 6/29/12	12,000,000	12,034,097
PENNSYLVANIA — 7.5%
Beaver County, IDA, Firstenergy Project, RB, (LOC: Bank of Nova Scotia)
0.24%, 5/1/12 (A)	5,000,000	5,000,000
Berks County, Municipal Authority, Reading Hospital Medical Center Project, Ser A-4, RB
0.25%, 2/2/12 (A)	6,200,000	6,200,000
Berks County, Municipal Authority, Reading Hospital Medical Center Project, Ser A-5, RB
0.42%, 5/3/12 (A)	9,800,000	9,800,000
Pennsylvania State University, Ser B, RB
0.30%, 6/1/12 (A)	15,000,000	15,000,000
Philadelphia, Authority for Industrial Development, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.24%, 5/3/12 (A)	5,325,000	5,325,000

38

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
PENNSYLVANIA (continued)
Southeastern Pennsylvania Transportation Authority, RB, (LOC: PNC Bank N.A.)
0.25%, 5/1/12 (A)	$17,000,000	$17,000,000
Washington County, Hospital Authority, Washington Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.47%, 7/1/12 (A)	4,000,000	4,000,000
		62,325,000
TEXAS — 10.3%
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.27%, 5/3/12 (A)	10,000,000	10,000,000
Greater East Texas, Higher Education Authority, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.27%, 5/3/12 (A) (C)	3,000,000	3,000,000
Greater East Texas, Higher Education, Ser B-TEND, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.27%, 5/3/12 (A) (C)	10,000,000	10,000,000
Gulf Coast, Waste Disposal Authority, Exxon Mobil Project, Ser B, AMT, RB
0.22%, 5/1/12 (A)	2,000,000	2,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.20%, 5/1/12 (A)	1,000,000	1,000,000
Lower Neches Valley Authority, Texas Development, Exxon Mobil Project, Sub-Ser B-3, AMT, RB
0.22%, 5/1/12 (A)	1,095,000	1,095,000
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.22%, 5/1/12 (A)	12,000,000	12,000,000
Tarrant County, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.25%, 5/2/12 (A)	3,000,000	3,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Tarrant County, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.22%, 5/2/12 (A)	$4,000,000	$4,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.26%, 5/3/12 (A) (B)	5,900,000	5,900,000
Texas State, Ser A, TRAN
2.50%, 8/30/12	28,000,000	28,205,793
University of Texas, Permanent University Funding System, Ser A, RB
0.19%, 5/3/12 (A)	4,900,000	4,900,000
		85,100,793
UTAH — 1.5%
Park City, Ski & Snowboard Association, RB, (LOC: Wells Fargo Bank, N.A.)
0.24%, 5/3/12 (A)	4,260,000	4,260,000
Utah State, Housing Corp., Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.27%, 5/3/12 (A)	8,200,000	8,200,000
		12,460,000
VARIOUS STATES — 5.9%
Freddie Mac, MFC, Ser M001, Cl A
0.31%, 5/3/12 (A)	19,130,834	19,130,834
Freddie Mac, MFC, Ser M002, AMT, RB
0.31%, 5/3/12 (A)	19,559,928	19,559,928
Freddie Mac, MFC, Ser M008, AMT, RB
0.31%, 5/3/12 (A) (C)	9,879,618	9,879,618
		48,570,380
VERMONT — 4.2%
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: Bank of New York/Mellon)
0.24%, 5/3/12 (A)	34,860,000	34,860,000

39

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
VIRGINIA — 2.9%
Norfolk, IDA, TECP
0.13%, 5/8/12	$10,000,000	$10,000,000
0.10%, 6/7/12	4,320,000	4,320,000
0.18%, 6/21/12	10,000,000	10,000,000
		24,320,000
WASHINGTON — 4.0%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.30%, 5/3/12 (A)	800,000	800,000
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank N.A.)
0.27%, 5/3/12 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.27%, 5/3/12 (A) (B)	9,320,000	9,320,000
Washington State, HFC, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.27%, 5/3/12 (A) (B)	6,200,000	6,200,000
Washington State, HFC, Eagle’s Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.27%, 5/3/12 (A) (B)	6,365,000	6,365,000
Washington State, HFC, Lake Wash Apartment Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.26%, 5/2/12 (A)	1,550,000	1,550,000
Washington State, HFC, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.27%, 5/3/12 (A) (B)	2,000,000	2,000,000
Washington State, HFC, Oxford Square Apartments Project, Ser A, AMT, RB, (LOC: U.S. Bank N.A.)
0.30%, 5/3/12 (A)	2,250,000	2,250,000
Washington State, HFC, Woodlands Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.27%, 5/3/12 (A) (B)	4,620,000	4,620,000
		33,205,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WYOMING — 1.8%
Wyoming State, Student Loan Corp., Ser A-2, RB, (LOC: Royal Bank of Canada)
0.25%, 5/3/12 (A)	$15,000,000	$15,000,000
TOTAL MUNICIPAL OBLIGATIONS (Cost $823,860,759) — 99.8%		823,860,759
OTHER ASSETS AND LIABILITIES, NET — 0.2%		2,021,847
NET ASSETS — 100.0%		$825,882,606
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2012. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2012, these securities amounted to $22,879,618 or 2.77% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
AMT	Alternative Minimum Tax
Cl	Class
EDA	Economic Development Authority
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health and Education Facilities Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LLC	Limited Liability Company
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
N.A.	National Association
PCFA	Pollution Control Finance Authority
RB	Revenue Bond
Ser	Series
TAN	Tax Anticipation Note
TCLF	Temporary Credit Liquidity Facility
TECP	Tax Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note

Please see accompanying notes to financial statements.

40

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.2%
CALIFORNIA — 100.2%
California Health Facilities Financing Authority, Ser C, RB
0.18%, 5/3/12 (A)	$2,600,000	$2,600,000
California Infrastructure & Economic Development Bank, Ser A, RB
0.23%, 5/1/12 (A)	2,600,000	2,600,000
California PCFA, Ser A, AMT, RB
0.30%, 5/2/12 (A)	4,200,000	4,200,000
California State University, TECP
0.15%, 6/1/12	3,614,000	3,614,000
California State, Educational Facilities Authority, California Institute of Technology, Ser B, RB
0.04%, 5/3/12 (A)	14,650,000	14,650,000
California State, Educational Facilities Authority, TECP
0.15%, 6/22/12	14,400,000	14,400,000
California State, Health Facilities Financing Authority, RB, (LOC: Bank of Montreal)
0.06%, 5/2/12 (A)	6,725,000	6,725,000
California State, Housing Finance Agency, MFH Project, Ser B, AMT, RB, (LOC: Fannie Mae)
0.07%, 5/2/12 (A) (B)	5,200,000	5,200,000
California State, Kindergarten Project, GO, (LOC: State Street Bank & Trust Co.)
0.04%, 5/1/12 (A)	4,250,000	4,250,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.25%, 5/1/12 (A)	4,100,000	4,100,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.11%, 5/1/12 (A)	100,000	100,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 5/1/12 (A)	$1,100,000	$1,100,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 5/1/12 (A)	1,700,000	1,700,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.04%, 5/1/12 (A)	10,000,000	10,000,000
California Statewide, Community Development Authority, Rady Childrens Hospital Project, Ser D, RB, (LOC: Bank of Montreal)
0.03%, 5/1/12 (A)	5,000,000	5,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.07%, 5/3/12 (A)	12,000,000	12,000,000
City of Newport Beach California, Ser E, RB
0.05%, 5/2/12 (A)	5,000,000	5,000,000
Freddie Mac, MFC, Ser M001, Cl A
0.20%, 5/3/12 (A)	17,920,808	17,920,808
Freddie Mac, MFC, Ser M007, Cl A
0.20%, 5/3/12 (A)	9,921,690	9,921,690
Health Facilities Authority, Children’s Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.06%, 5/2/12 (A)	8,100,000	8,100,000
Housing Finance Agency, MFH, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 5/2/12 (A) (B)	3,600,000	3,600,000
Housing Finance Agency, MFH, Ser E, AMT, RB, (LOC: Fannie Mae)
0.07%, 5/2/12 (A) (B)	2,900,000	2,900,000
Infrastructure & Economic Development Bank, J Paul Getty Project, Ser A, AMT, RB, (LOC: Comerica Bank)
0.35%, 5/3/12 (A)	805,000	805,000

41

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
Infrastructure & Economic Development Bank, Nature Kist Snacks Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 5/3/12 (A)	$2,800,000	$2,800,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.06%, 5/1/12 (A)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.15%, 5/3/12 (A)(B)	7,400,000	7,400,000
Los Angeles County, Leasing Authority, TECP
0.14%, 6/1/12	7,000,000	7,000,000
Los Angeles County, MTA, Proposition C, Ser C4, RB, (LOC: U.S. Bank N.A.)
0.03%, 5/3/12 (A)	2,050,000	2,050,000
Los Angeles County, MTA, Ser C2, RB, (LOC: U.S. Bank N.A.)
0.03%, 5/3/12 (A)	5,000,000	5,000,000
Los Angeles County, TECP
0.12%, 5/3/12	8,000,000	8,000,000
Los Angeles, Wastewater System, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 5/3/12 (A)	2,000,000	2,000,000
Municipal Finance Authority, Goodwill Industries-Orange County, RB, (LOC: Wells Fargo Bank, N.A.)
0.17%, 5/3/12 (A)	1,135,000	1,135,000
Municipal Finance Authority, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 5/3/12 (A)	2,400,000	2,400,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
PCFA, Pacific Gas & Electric, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.16%, 5/1/12 (A)	$1,000,000	$1,000,000
Port of Oakland, TECP
0.10%, 6/7/12	7,133,000	7,133,000
Regent of the University of California, TECP
0.10%, 5/8/12	4,800,000	4,800,000
0.16%, 6/21/12	10,000,000	10,000,000
0.12%, 7/9/12	2,000,000	2,000,000
0.12%, 7/10/12	2,000,000	2,000,000
Riverside County, Teeter Finance, TECP
0.14%, 6/14/12	11,200,000	11,200,000
San Diego County, COP, (LOC: Northern Trust Company)
0.08%, 5/3/12 (A)	3,250,000	3,250,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 5/2/12 (A)	6,900,000	6,900,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 5/2/12 (A)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.08%, 5/3/12 (A)	1,420,000	1,420,000
Santa Cruz County, Housing Authority, Paloma Del Mar Apartments Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.17%, 5/2/12 (A)	7,700,000	7,700,000
South Placer, Wastewater Authority, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 5/3/12 (A)	10,800,000	10,800,000

42

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
South Placer, Wastewater Authority, Ser B, RB, (LOC: U.S. Bank N.A.)
0.04%, 5/3/12 (A)	$4,800,000	$4,800,000
Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.11%, 5/3/12 (A) (B)	9,600,000	9,600,000
Statewide, Community Development Authority, Masters College Project, RB, (LOC: U.S. Bank N.A.)
0.05%, 5/3/12 (A)	2,605,000	2,605,000
Statewide, Community Development Authority, Oakmont Chino Hills, Ser P, AMT, RB, (LOC: Fannie Mae)
0.07%, 5/3/12 (A) (B)	5,000,000	5,000,000
Statewide, Community Development Authority, Pavillion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/3/12 (A) (B)	3,600,000	3,600,000
Ventura County, TECP
0.15%, 5/16/12	12,850,000	12,850,000
0.20%, 7/13/12	2,000,000	2,000,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.04%, 5/2/12 (A)	1,300,000	1,300,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.04%, 5/2/12 (A)	7,500,000	7,500,000
TOTAL MUNICIPAL OBLIGATIONS (Cost $300,941,498) — 100.2%		300,941,498
OTHER ASSETS AND LIABILITIES, NET — (0.2)%		(680,180)
NET ASSETS — 100.0%		$300,261,318

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2012. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
AMT	Alternative Minimum Tax
Cl	Class
COP	Certificate of Participation
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MTA	Metropolitan Transportation Authority
N.A.	National Association
PCFA	Pollution Control Finance Authority
RB	Revenue Bond
SAB	Special Assessment Bond
Ser	Series
TECP	Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

43

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 98.7%
NEW YORK — 98.7%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 5/3/12 (A) (B)	$3,520,000	$3,520,000
Connetquot, Central School District of Islip, TAN, ST AID WITHHLDG
1.25%, 6/28/12	6,000,000	6,009,021
Dormitory Authority, Columbia University, Ser A, RB
0.03%, 5/2/12 (B)	6,000,000	6,000,000
Dutchess County, Industrial Development Agency, Marist College, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.23%, 5/3/12 (B)	1,600,000	1,600,000
Geneva, HFA, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.30%, 5/3/12 (B)	2,130,000	2,130,000
Housing Finance Agency, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 5/2/12 (A) (B)	2,000,000	2,000,000
Housing Finance Agency, 240 East 39th Street Project, AMT, RB, (LOC: Freddie Mac)
0.06%, 5/2/12 (A) (B)	1,000,000	1,000,000
Housing Finance Agency, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.07%, 5/2/12 (A) (B)	11,700,000	11,700,000
Housing Finance Agency, 80 Dekalb Avenue Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 5/2/12 (B)	6,240,000	6,240,000
Housing Finance Agency, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.05%, 5/2/12 (A) (B)	5,000,000	5,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Housing Finance Agency, Gethsemane Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 5/2/12 (A) (B)	$1,400,000	$1,400,000
Housing Finance Agency, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 5/2/12 (B)	1,200,000	1,200,000
Housing Finance Agency, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 5/2/12 (A) (B)	2,250,000	2,250,000
Long Island Power Authority, Ser 1B, RB, (LOC: State Street Bank & Trust Co.)
0.23%, 5/1/12 (B)	1,600,000	1,600,000
Long Island Power Authority, TECP
0.09%, 6/6/12	2,831,000	2,831,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.22%, 5/2/12 (B) (C)	4,000,000	4,000,000
Nassau County, Interim Finance Authority, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 5/2/12 (B)	400,000	400,000
Nassau, Health Care Corp., RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 5/4/12 (B)	5,000,000	5,000,000
New York City, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.06%, 5/2/12 (A) (B)	7,400,000	7,400,000
New York City, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.24%, 5/2/12 (A) (B)	7,800,000	7,800,000
New York City, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 5/2/12 (A) (B)	5,000,000	5,000,000

44

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 5/2/12 (B)	$2,490,000	$2,490,000
New York City, Industrial Development Agency, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 5/3/12 (B)	1,400,000	1,400,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser AA-1, RB, (LIQ: State Street Bank & Trust Co./Calsters)
0.04%, 5/1/12 (B)	3,500,000	3,500,000
New York City, Municipal Water Finance Authority, RB, (LIQ: Calsters/State Street Bank & Trust Co.)
0.03%, 5/1/12 (B)	2,300,000	2,300,000
New York City, Municipal Water Finance Authority, Ser B-2, RB, (LIQ: Royal Bank Canada)
0.04%, 5/3/12 (B)	1,760,000	1,760,000
New York City, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.02%, 5/1/12 (B)	3,800,000	3,800,000
New York City, Ser F-6, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 5/2/12 (B)	800,000	800,000
New York City, Sub-Ser G-4, GO
0.23%, 5/1/12 (B)	3,000,000	3,000,000
New York City, Sub-Ser I, GO, (LOC: Calsters)
0.05%, 5/1/12 (B)	2,880,000	2,880,000
New York City, Sub-Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.03%, 5/1/12 (B)	2,700,000	2,700,000
New York City, Transitional Finance Authority, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.05%, 5/1/12 (B)	3,990,000	3,990,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York City, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 5/2/12 (B)	$2,800,000	$2,800,000
New York State, Dormitory Authority, Rockefeller University, Ser B, RB
0.03%, 5/3/12 (B)	7,300,000	7,300,000
New York State, Dormitory Authority, TECP
0.09%, 5/2/12	6,500,000	6,500,000
New York State, Housing Finance Agency, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 5/2/12 (A) (B)	3,000,000	3,000,000
New York State, Housing Finance Agency, Dekalb Ace Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 5/2/12 (B)	7,900,000	7,900,000
New York State, Liberty Development Corp., World Trade Center Project, Ser A, RB
0.30%, 10/1/12 (B)	5,000,000	5,000,000
New York State, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo Bank, N.A., State Street Bank & Trust Co., BNY)
0.19%, 9/1/12 (B)	2,000,000	2,000,000
Port Authority of New York and New Jersey, TECP
0.14%, 9/6/12	7,000,000	7,000,000
Power Authority, TECP
0.14%, 6/15/12	6,450,000	6,450,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 5/2/12 (B)	3,340,000	3,340,000

45

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: Calsters)
0.06%, 5/2/12 (B)	$4,000,000	$4,000,000
TOTAL MUNICIPAL OBLIGATIONS (Cost $167,990,021) — 98.7%		167,990,021
OTHER ASSETS AND LIABILITIES, NET — 1.3%		2,218,253
NET ASSETS — 100.0%		$170,208,274

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2012. Date shown is the date on which the Portfolio can unconditionally demand payment.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2012, these securities amounted to $4,000,000 or 2.35% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
AMT	Alternative Minimum Tax
GO	General Obligation
HDC	Housing Development Corp.
HFA	Housing Finance Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
N.A.	National Association
RB	Revenue Bond
Ser	Series
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

46

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2012 (unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider the approval of the Amended and Restated Investment Management Agreement (“Investment Management Agreement”) between the Company, on behalf of each Portfolio, and TDAM USA Inc. (the “Investment Manager”), at a meeting held on March 27, 2012. In its review, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board requested and received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each Portfolio and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio and class compared to a peer group of funds; (iii) information on the Investment Manager’s profitability with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement for the Company.

The matters discussed below were considered by the Board. During the meeting, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board considered data on fees and expenses and performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Portfolio for the fiscal year ended October 31, 2011. The Board also considered updated performance information provided to it by the Investment Manager at its March 2012 meeting. Performance and other information may be different as of the date of this report.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio and class (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2011 against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper, indicating that, with respect to the fees and expense ratios of each Portfolio for the fiscal year ended October 31, 2011, the investment management fee rate of each Portfolio, both before and after the fee waivers, was below the median investment management fee rate of its peer group, with the exception of (a) the investment management fee rate after waivers of each of the Investor Class and Class A of the U.S. Government Portfolio, which was above the median investment management fee after waivers of its peer group, (b) the investment management fee rate after waivers and each of Investor Class and Class A of the Municipal Portfolio and each of the Investor Class and Class A of the California Municipal Money Market Portfolio, which was the same as the median investment management fee rate after waivers of its respective peer group, and (c) the investment management fee rate, both before and after waivers, of each of the Investor Class and Class A of the New York Municipal Money Market Portfolio, which was the same as the median investment management fee rate, before and after waivers, respectively, of its peer group.

The Board noted that each class’ total gross expense ratio and total net expense ratio was below the median total net expense ratio of its respective peer group. The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates to support yields.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

47

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided to the Portfolios and noted that such staff was sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Portfolio, as well as the performance of a group of comparable funds selected by Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Portfolio, as well as the performance of a group of comparable funds selected by the Investment Manager. The Board noted that the one-year performance of each Portfolio was generally above or the same as the median performance of its respective peer group, while the three-year, five-year and ten-year performance of each Portfolio was generally below or the same as the median performance of its respective peer group. The Board also noted that, in many instances where a Portfolio underperformed its peer group, it had only slightly underperformed. The Board further observed that the conservative approach in which the Portfolios were presently being managed, with an emphasis on safety and liquidity, contributed to the lower performance of the Portfolios. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Company. The Board was presented with a report prepared by management and reviewed by an independent consultant disclosing the Investment Manager’s profitability. On the basis of management’s and the independent consultant’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Company and concluded that the amount of profits was not unreasonable in light of the services provided to the Company.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Company, whether the Company has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each Portfolio grows. For the fiscal year ended October 31, 2011, only the Money Market Portfolio had reached its specified asset levels to trigger the breakpoints to its advisory fee rate. Potential economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate. The Board considered that economies of scale may be shared in a number of ways, including through the advisory fee rate and fee and expense waivers and reimbursements. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

48

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Portfolios, including for example, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board noted that administrative fees were not charged by the Administrator. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company, such as those noted above, were not unreasonable.

The Board concluded, in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Portfolio to approve the Investment Management Agreement for an additional one-year period.

49

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Executive Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd., Suite A, San Diego, CA 92121 or by calling 800-431-3500; or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900. The following chart lists Directors and Officers as of June 6, 2012.

Name, Address and Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
PETER B. M. EBY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 74	Director	Since: 6/6/02	Retired.	11	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited since May 2000.
LAWRENCE J. TOAL c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 74	Chairman and Director	Since: 12/12/95	President and Chief Executive Officer of Dime Bancorp, Inc. from July 2000 through February 2002; Chairman, President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through June 2000; and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 through February 2002.	11	None.
JAMES E. KELLY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 60	Director	Since: 12/18/08	Consultant and financial services attorney since June 2002; Senior Advisor to New York State Banking Department during 2009; Chief Financial Officer of Brooklyn Academy of Music, Inc. during 2007; Consultant and Chief Operating Officer to the Health Care Chaplaincy from 2003 to 2006; Trustee of Albany Law School since 2000; and Executive Vice President and General Counsel of Dime Bancorp, Inc. from January 1998 through May 2002.	11	None.
DONALD J. HERREMA c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 60	Director	Since: 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm), 2004; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008; Chairman and CEO of Loring Ward International, LTD (investment and business management) from 2005 through 2006; CEO of Atlantic Trust (INVESCO) from 2001 through 2004; CEO of Bessemer Trust (wealth management) from 1993 through 2000.	11	Director of Lepercq, de Neuflize and Co. since 2009.
Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 60	Director	Since: 12/17/10	Senior Vice President — TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	11	None
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2012.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

50

Director and Officers Information
(Unaudited) (concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 49	President and Chief Executive Officer	Since: 12/6/11	Since 2004, Managing Director, Relationship Management of TD Asset Management
MAYA GITTENS c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 47	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP; from May 2001 through May 2005, Securities Compliance Examiner, United States Securities and Exchange Commission.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 43	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director of SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 40	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager of SEI Investments.
JACK P. HUNTINGTON c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 41	Secretary	Since: 2/27/09	Since September 2008, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from October 2004 through September 2008, Senior Counsel, MetLife, Inc.
MICHELE R. TEICHNER c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 52	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director; Senior Vice President of Investment Manager from August 1996 to December 2005 and TD Waterhouse Investor Services, Inc. from June 1997 to December 2005.
†	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

51

TDAMSAR01

TD Asset Management

SEMIANNUAL REPORT

April 30, 2012 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Municipal Money Market Fund

–	Institutional Class
–	Institutional Service Class

TDAM Institutional U.S. Government Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund

–	Institutional Service Class
–	Commercial Class

TDAM Short-Term Investment Fund

TDAM Short-Term Bond Fund

®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk Interested Director	Peter B. M. Eby Corporate Director
James E. Kelly Consultant and Attorney	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.
EXECUTIVE OFFICERS
Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Jack Huntington Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 31 West 52nd Street New York, NY 10019	Transfer Agent Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian NY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

Financial markets gained over the first six months of fiscal 2012 (November 1, 2011 to April 30, 2012) as investors responded to better than expected economic news and the Federal Reserve’s (the “Fed”) plan to keep rates low. Both fixed income and equity markets posted gains over the period.

Stock markets were volatile at the beginning of the period amid persistent sovereign debt concerns in Europe. However, they rallied in the latter half of December and produced positive returns in December, January, February and March as investors’ confidence grew amid temporary calm in Europe and anticipation of both strong economic growth in the U.S. and a soft landing in China. Share prices then dipped slightly at the end of the period as the debt crisis in Europe returned to the forefront and U.S. economic indicators sent out mixed signals.

In spite of modest improvements in the economy and a stronger stock market, lingering concerns over the European debt crisis and the sustainability of the U.S. economic recovery led many investors to choose the relative safety of bonds, particularly Treasuries. As a result, government bond prices rose, although at a slower rate than last year, and yields fell, currently sitting at very low levels. Treasury yields did fluctuate, rising in February and March as some investors exited in favor of the rallying stock market and declining again in April as concerns over Europe resurfaced. They finished the period lower than they began. Strong company balance sheets and higher yields than those offered by government bonds helped fuel gains on corporate bonds, leading them to outperform their government counterparts over the period.

To assist the economic recovery, the Fed is maintaining its accommodative stance. At its January meeting, it announced that it was extending the time horizon for keeping the federal funds rate low, moving it from late 2013 to late 2014. At its most recent meeting, in April, the Fed said that it expects moderate economic growth over the coming quarters. It anticipates that the unemployment rate will continue to decline gradually and inflation will remain stable over the long term. As a result, it intends to keep the federal funds rate at the zero to 0.25% range until late 2014, and it will continue to extend the average maturity of the securities it holds.

The U.S. economy grew at an annualized rate of 2.2% for the first calendar quarter of 2012, slowing slightly after growing at an annualized rate of 3.0% in the final calendar quarter of 2011. In April, 115,000 new jobs were created, which was lower than expected and represents the slowest growth in six months. The unemployment rate declined slightly over the six-month period from November to April, finishing at 8.1%.

Manufacturing continued to expand throughout the period. The Institute of Supply Management Manufacturing Index registered a reading of 54.8 in April (50 is the mid-point between contraction and expansion), which marked the 33rd straight month of expansion in the manufacturing sector. The annual rate of inflation was 2.3% in April, continuing its downward trend. The annual core rate of inflation remained steady and only slightly above the Fed’s target of 2.0%.

Bonds posted positive results for the six months, with both Treasuries and corporate bonds rising in value. As a result, the Barclays U.S. Aggregate Bond Index was up 2.4% over the period.

Equities performed well, with the S&P 500 Index rising 12.8% over the six-month period and posting its best performance since 1998 in the first calendar quarter of 2012. All ten sectors were up from November to April, led by consumer discretionary, information technology and financials.

The performance of the U.S. dollar was mixed against a basket of foreign currencies over the six-month period. It fell against the British pound and the Canadian dollar, but was strong against the Euro, which struggled as investors remain concerned about the European debt crisis.

Looking Ahead

Heading into the second half of the fiscal year, we remain of the view that we are in a period of persistently slow economic growth and low investment returns. We are seeing mounting evidence that economies around the world are slowing. As such, we continue to evaluate key risks that could hinder the economic recovery and fuel volatility in financial markets in the months ahead.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

June 6, 2012

Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

For Institutional Investor Use Only

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2011 through April 30, 2012.)

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Annualized Expense Ratios 11/1/11 to 4/30/12	Expenses Paid During Period* 11/1/11 to 4/30/12
TDAM Institutional Money Market Fund – Institutional Class
Actual	$1,000.00	$1,000.20	0.19%	$0.94
Hypothetical (5% Return before expenses)	1,000.00	1,023.92	0.19	0.96
TDAM Institutional Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.22	1.09
Hypothetical (5% Return before expenses)	1,000.00	1,023.77	0.22	1.11
TDAM Institutional Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.22	1.09
Hypothetical (5% Return before expenses)	1,000.00	1,023.77	0.22	1.11
TDAM Institutional Municipal Money Market Fund – Institutional Class
Actual	1,000.00	1,000.10	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.27	0.12	0.60
TDAM Institutional Municipal Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.27	0.12	0.60
TDAM Institutional U.S. Government Fund – Institutional Class
Actual	1,000.00	1,000.00	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.32	0.11	0.55
TDAM Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.32	0.11	0.55
TDAM Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,000.00	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.32	0.11	0.55
TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.57	0.06	0.30
TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.57	0.06	0.30
TDAM Short-Term Investment Fund
Actual	1,000.00	1,002.40	0.35	1.74
Hypothetical (5% Return before expenses)	1,000.00	1,023.12	0.35	1.76
TDAM Short-Term Bond Fund
Actual	1,000.00	1,009.70	0.43	2.15
Hypothetical (5% Return before expenses)	1,000.00	1,022.73	0.43	2.16
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/12 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	Tax equivalent yields for the Institutional Class and the Institutional Service Class of the Institutional Municipal Money Market Fund are 0.09% and 0.02%, respectively. This is assuming a 2012 maximum federal tax rate of 35% for the Institutional Municipal Money Market Fund.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/12 (Unaudited) (Continued)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/12 (Unaudited) (Concluded)

*	Fund composition is subject to change.
**	Investment-grade debt are debt securities rated in one of the four highest credit-quality categories by a nationally recognized statistical rating organization.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

Statements of Assets and Liabilities

April 30, 2012 (unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund
ASSETS
Cost of investments and repurchase agreements (Note 2)	$171,119,298	$77,474,838	$877,710,729	$345,814,349	$6,081,578	$93,781,793
Investments in securities, at value	$104,625,298	$77,474,838	$674,794,729	$185,345,349	$4,957,090	$91,725,937
Repurchase agreements, at value (Note 2)	66,494,000	—	202,916,000	160,469,000	1,130,000	2,767,000
Cash	2,885	—	492	86	866	944
Interest and dividends receivable	225,793	64,912	1,389,313	440,274	44,385	762,972
Receivable for capital shares sold	—	—	—	—	—	35,272
Receivable for investment securities sold	—	—	—	—	—	1,637,259
Due from Investment Manager (Note 3)	—	7,461	—	5,529	9,406	—
Prepaid directors' fees	853	853	853	853	853	853
Prepaid expenses	38,882	12,462	77,900	66,641	4,361	5,370
TOTAL ASSETS	171,387,711	77,560,526	879,179,287	346,327,732	6,146,961	96,935,607
LIABILITIES
Dividends payable to shareholders	4,080	2,222	7,122	2,659	93	66,416
Payable to Investment Manager and its affiliates (Note 3)	1,347	—	49,040	—	—	17,031
Payable for securities purchased	—	—	—	—	—	3,840,361
Payable to custodian	—	914,649	—	—	—	—
Other accrued expenses	44,099	41,757	82,878	54,191	34,289	41,149
TOTAL LIABILITIES	49,526	958,628	139,040	56,850	34,382	3,964,957
NET ASSETS	$171,338,185	$76,601,898	$879,040,247	$346,270,882	$6,112,579	$92,970,650
Net assets consist of:
Paid-in-capital ($0.0001 par value 8 billion, 3 billion, 7 billion, 8 billion, 3 billion and 5 billion shares authorized, respectively)	$171,336,146	$76,602,421	$879,061,018	$346,273,622	$6,434,873	$92,258,123
Distributions in excess of net investment income	—	—	—	—	—	(72,056)
Accumulated net realized gains (losses) from security transactions	2,039	(523)	(20,771)	(2,740)	(327,806)	73,439
Net unrealized appreciation on security positions	—	—	—	—	5,512	711,144
Net assets, at value	$171,338,185	$76,601,898	$879,040,247	$346,270,882	$6,112,579	$92,970,650
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	N/A	N/A	N/A
	($87,004,822 ÷ 87,003,955 shares)	($55,775,301 ÷ 55,775,735 shares)	($145,167,107 ÷ 145,170,360 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	N/A	N/A
	($59,328,093 ÷ 59,326,704 shares)	($20,826,597 ÷ 20,826,686 shares)	($432,457,298 ÷ 432,468,322 shares)	($114,525,338 ÷ 114,524,869 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	$1.00	$1.00	N/A	N/A
	($25,005,270 ÷ 25,005,480 shares)		($301,415,842 ÷ 301,422,336 shares)	($231,745,544 ÷ 231,748,753 shares)
Net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A	N/A	$9.91	$10.26
					($6,112,579 ÷ 617,036 shares)	($92,970,650 ÷ 9,065,551 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Six-Month Period Ended April 30, 2012 (unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund
INVESTMENT INCOME
Interest Income	$183,982	$61,634	$547,002	$136,999	$19,678	$427,433
EXPENSES
Shareholder servicing fees (Note 3)	128,288	29,812	958,369	498,498	—	—
Investment Management fees (Note 3)	79,127	46,370	468,288	199,397	6,167	82,746
Distribution fees (Note 3)	51,790	—	602,176	604,969	—	—
Directors' fees (Note 4)	13,418	13,417	13,418	13,418	13,418	13,418
Transfer Agent fees	43,718	28,248	86,322	50,047	22,418	25,058
Registration fees	36,694	3,829	36,520	28,515	3,345	3,084
Professional fees	23,779	20,551	55,860	35,963	17,338	19,600
Custody fees	10,291	7,700	27,438	13,521	3,370	8,164
Shareholder reports and mailing	10,206	8,593	7,888	10,889	—	869
Pricing fees	6,324	8,058	7,288	4,943	3,641	13,951
Other expenses	7,785	7,688	19,363	12,232	4,202	6,190
TOTAL EXPENSES	411,420	174,266	2,282,930	1,472,392	73,899	173,080
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(244,093)	(118,952)	(1,782,863)	(1,355,334)	(63,106)	(30,760)
NET EXPENSES	167,327	55,314	500,067	117,058	10,793	142,320
NET INVESTMENT INCOME	16,655	6,320	46,935	19,941	8,885	285,113
NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS	2,143	—	—	(2,440)	3,709	85,770
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON SECURITY POSITIONS	—	—	—	—	(2,271)	234,812
NET INCREASE IN NET ASSETS FROM OPERATIONS	$18,798	$6,320	$46,935	$17,501	$10,323	$605,695

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional Municipal Money Market Fund
	Six-Month Period Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six-Month Period Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011†
OPERATIONS:
Net investment income	$16,655	$74,482	$6,320	$61,684
Net realized gains from security transactions	2,143	3,652	—	342
Net increase in net assets from operations	18,798	78,134	6,320	62,026
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(11,514)	(33,309)	(5,125)	(58,959)
Institutional Service Class	(3,844)	(30,456)	(1,195)	(2,694)
Commercial Class	(1,297)	(10,717)	—	(31)
From net realized gains on security transactions
Institutional Class	(519)	—	—	—
Institutional Service Class	(680)	—	—	—
Commercial Class	(207)	—	—	—
Total dividends and distributions to shareholders	(18,061)	(74,482)	(6,320)	(61,684)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	293,621,871	500,126,843	109,571,556	181,319,875
Shares issued in reinvestment of dividends	592	178	2	6,245
Payments for shares redeemed	(248,377,517)	(527,195,869)	(114,624,633)	(192,742,360)
Net increase (decrease) in net assets from Institutional Class shares	45,244,946	(27,068,848)	(5,053,075)	(11,416,240)
Institutional Service Class:
Proceeds from shares sold	78,913,977	200,388,713	31,474,433	84,744,197
Shares issued in reinvestment of dividends	810	920	—	—
Payments for shares redeemed	(101,758,371)	(188,550,882)	(33,214,468)	(90,225,416)
Net increase (decrease) in net assets from Institutional Service Class shares	(22,843,584)	11,838,751	(1,740,035)	(5,481,219)
Commercial Class:
Proceeds from shares sold	10,366,085	25,337,801	—	326
Shares issued in reinvestment of dividends	556	3,596	—	31
Payments for shares redeemed	(10,515,062)	(22,556,731)	—	(49,430)
Net increase (decrease) in net assets from Commercial Class shares	(148,421)	2,784,666	—	(49,073)
Net increase (decrease) in net assets from capital share transactions	22,252,941	(12,445,431)	(6,793,110)	(16,946,532)
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,253,678	(12,441,779)	(6,793,110)	(16,946,190)
NET ASSETS:
Beginning of period	149,084,507	161,526,286	83,395,008	100,341,198
End of period	$171,338,185	$149,084,507	$76,601,898	$83,395,008
Undistributed net investment income, end of period	$—	$—	$—	$—

†	As of May 23, 2011, the Commercial Class of the Fund was closed.

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Institutional U.S. Government Fund		TDAM Institutional Treasury Obligations Money Market Fund
	Six-Month Period Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six-Month Period Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$46,935	$233,858	$19,941	$40,022
Net realized gains (losses) from security transactions	—	(20,533)	(2,440)	8,237
Net increase in net assets from operations	46,935	213,325	17,501	48,259
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(8,520)	(52,893)	—	—
Institutional Service Class	(23,332)	(126,629)	(7,856)	(16,849)
Commercial Class	(15,083)	(54,365)	(12,085)	(23,173)
From net realized gains on security transactions
Institutional Class	—	—	—	—
Institutional Service Class	—	—	(3,322)	(4,427)
Commercial Class	—	—	(4,979)	(5,092)
Total dividends and distributions to shareholders	(46,935)	(233,887)	(28,242)	(49,541)
CAPITAL SHARE TRANSACTIONS: ($1.00 per share):
Institutional Class
Proceeds from shares sold	158,286,945	440,462,173	—	—
Shares issued in reinvestment of dividends	9	31	—	—
Payments for shares redeemed	(184,997,309)	(447,304,908)	—	—
Net decrease in net assets from Institutional Class shares	(26,710,355)	(6,842,704)	—	—
Institutional Service Class
Proceeds from shares sold	414,025,281	1,160,721,717	369,550,103	723,895,729
Shares issued in reinvestment of dividends	82	430	958	1,025
Payments for shares redeemed	(478,615,899)	(1,136,214,949)	(391,079,001)	(745,586,771)
Net increase (decrease) in net assets from Institutional Service Class shares	(64,590,536)	24,507,198	(21,527,940)	(21,690,017)
Commercial Class
Proceeds from shares sold	1,163,577,421	2,221,059,751	1,055,470,331	1,565,129,197
Shares issued in reinvestment of dividends	1,319	10,872	1,443	1,404
Payments for shares redeemed	(1,142,401,210)	(2,122,190,471)	(1,116,779,158)	(1,537,364,740)
Net increase (decrease) in net assets from Commercial Class shares	21,177,530	98,880,152	(61,307,384)	27,765,861
Net increase (decrease) in net assets from capital share transactions	(70,123,361)	116,544,646	(82,835,324)	6,075,844
TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,123,361)	116,524,084	(82,846,065)	6,074,562
NET ASSETS:
Beginning of period	949,163,608	832,639,524	429,116,947	423,042,385
End of period	$879,040,247	$949,163,608	$346,270,882	$429,116,947
Undistributed net investment income, end of period	$—	$—	$—	$—

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Short-Term Investment Fund		TDAM Short-Term Bond Fund
	Six-Month Period Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six-Month Period Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$8,885	$15,449	$285,113	$738,962
Net realized gains from security transactions	3,709	10,199	85,770	263,476
Net change in unrealized appreciation (depreciation) on security positions	(2,271)	(1,308)	234,812	(350,485)
Net increase in net assets from operations	10,323	24,340	605,695	651,953
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,885)	(15,818)	(357,593)	(883,884)
From net realized gains on security transactions	—	—	(133,758)	(363,389)
Total dividends and distributions to shareholders	(8,885)	(15,818)	(491,351)	(1,247,273)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	7,450	49,574,899	19,597,041
Shares issued in reinvestment of dividends	8,215	12,872	303	2,188
Payments for shares redeemed	(323,576)	(1,101,756)	(24,322,954)	(26,599,634)
Net increase (decrease) in net assets from capital share transactions	(315,361)	(1,081,434)	25,252,248	(7,000,405)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(313,923)	(1,072,912)	25,366,592	(7,595,725)
NET ASSETS:
Beginning of period	6,426,502	7,499,414	67,604,058	75,199,783
End of period	$6,112,579	$6,426,502	$92,970,650	$67,604,058
Undistributed (Distributions in excess of) net investment income, end of period	$—	$—	$(72,056)	$424
SHARE TRANSACTIONS:
Shares sold	—	754	4,839,730	1,911,592
Shares issued in reinvestment of dividends	829	1,301	30	214
Shares redeemed	(32,703)	(111,345)	(2,376,801)	(2,596,659)
Net capital share transactions	(31,874)	(109,290)	2,462,959	(684,853)

Please see accompanying notes to financial statements.

Financial Highlights

For the six-month period ended April 30, 2012 (unaudited) and years or periods ended October 31,

For a Share Outstanding Throughout the Periods

TDAM Institutional Money Market Fund

	Institutional Class(2)
	2012ˆ		2011		2010	2009		2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.005		0.028	0.045
Net realized and unrealized gains (losses) on investments	0.000	*	0.000	*	(0.000)*	0.000	*	0.002	—
Total from operations	0.000	*	0.000	*	0.001	0.005		0.030	0.045
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.005)		(0.030)	(0.045)
Distributions from net realized gain	(0.000	)*	—		(0.000)*	(0.000	)*	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.005)		(0.030)	(0.045)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total investment return†	0.02%		0.05%		0.07%	0.48%		3.09%	4.57%
Net assets end of period (000)	$87,005		$41,760		$68,827	$121,920		$79,445	$78,362
Ratio of net expenses to average net assets	0.19	%‡	0.17%		0.18%	0.24	%(3)	0.20%	0.20	%‡
Ratio of total expenses to average net assets	0.29	%‡	0.30%		0.25%	0.27%		0.20%	0.25	%‡
Ratio of net investment income to average net assets	0.04	%‡	0.05%		0.07%	0.42%		2.84%	5.16	%‡

TDAM Institutional Money Market Fund

	Institutional Service Class(2)
	2012ˆ		2011		2010	2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.003	0.027	0.043
Net realized and unrealized gains (losses) on investments	0.000	*	0.000	*	(0.000)*	0.000 *	0.000 *	—
Total from operations	0.000	*	0.000	*	0.001	0.003	0.027	0.043
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.027)	(0.043)
Distributions from net realized gain	(0.000	)*	—		(0.000)*	(0.000)*	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.027)	(0.043)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total investment return†	0.01%		0.04%		0.05%	0.31%	2.83%	4.35%
Net assets end of period (000)	$59,328		$82,171		$70,331	$45,770	$98,319	$55,430
Ratio of net expenses to average net assets	0.22	%‡	0.18%		0.22%	0.44%	0.46%	0.45	%‡
Ratio of total expenses to average net assets	0.54	%‡	0.55%		0.51%	0.52%	0.46%	0.50	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.04%		0.05%	0.43%	2.65%	4.91	%‡

ˆ	For the six-month period ended April 30, 2012.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Institutional Class and Institutional Service Class shares commenced operations on December 18, 2006.
(3)	The expense ratio includes the Treasury Guarantee Program. Had this been excluded the ratio would have been 0.20%.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional Money Market Fund

	Commercial Class(2)
	2012ˆ		2011		2010
Net asset value, beginning of period	$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*
Net realized and unrealized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00
Total investment return†	0.01%		0.04%		0.05%
Net assets end of period (000)	$25,005		$25,154		$22,368
Ratio of net expenses to average net assets	0.22	%‡	0.17%		0.18	%‡
Ratio of total expenses to average net assets	0.95	%‡	0.95%		0.86	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.04%		0.05	%‡

TDAM Institutional Municipal Money Market Fund

	Institutional Class(3)
	2012ˆ		2011	2010
Net asset value, beginning of period	$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.001	0.001
Net realized and unrealized gains (losses) on investments	—		0.000 *	(0.000	)*
Total from operations	0.000	*	0.001	0.001
Dividends from net investment income	(0.000	)*	(0.001)	(0.001)
Distributions from net realized gains	—		—	—
Total dividends and distributions	(0.000	)*	(0.001)	(0.001)
Net asset value, end of period	$1.00		$1.00	$1.00
Total investment return†	0.01%		0.07%	0.08%
Net assets end of period (000)	$55,775		$60,828	$72,244
Ratio of net expenses to average net assets	0.12	%‡	0.15%	0.17	%‡
Ratio of total expenses to average net assets	0.31	%‡	0.31%	0.41	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.08%	0.10	%‡

ˆ	For the six-month period ended April 30, 2012.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Commercial Class shares commenced operations on November 19, 2009.
(3)	Institutional Class shares commenced operations on January 20, 2010.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional Municipal Money Market Fund

	Institutional Service Class(2)
	2012ˆ		2011		2010
Net asset value, beginning of period	$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*
Net realized and unrealized gains (losses) on investments	—		0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%
Net assets end of period (000)	$20,827		$22,567		$28,048
Ratio of net expenses to average net assets	0.12	%‡	0.21%		0.26	%‡
Ratio of total expenses to average net assets	0.56	%‡	0.57%		0.65	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01	%‡

TDAM Institutional U.S. Government Fund

	Institutional Class(3)
	2012ˆ		2011		2010		2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.003	0.027	0.044
Net realized and unrealized gains (losses) on investments	—		(0.000	)*	—		0.000 *	0.000 *	—
Total from operations	0.000	*	0.000	*	0.000	*	0.003	0.027	0.044
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.003)	(0.027)	(0.044)
Distributions from net realized gains	—		—		—		(0.000)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.003)	(0.027)	(0.044)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.00%		0.03%		0.05%		0.33%	2.81%	4.52%
Net assets end of period (000)	$145,167		$171,877		$178,723		$269,602	$361,042	$297,809
Ratio of net expenses to average net assets	0.11	%‡	0.13%		0.14%		0.17%	0.14%	0.16	%‡
Ratio of total expenses to average net assets	0.15	%‡	0.16%		0.16%		0.17%	0.14%	0.16	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.03%		0.05%		0.38%	2.75%	5.10	%‡

ˆ	For the six-month period ended April 30, 2012.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Institutional Service Class shares commenced operations on January 20, 2010.
(3)	Institutional Class shares commenced operations on December 18, 2006.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional U.S. Government Fund

	Institutional Service Class(2)
	2012ˆ		2011		2010		2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.002	0.025	0.042
Net realized and unrealized gains (losses) on investments	—		(0.000	)*	—		0.000 *	0.000 *	—
Total from operations	0.000	*	0.000	*	0.000	*	0.002	0.025	0.042
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.025)	(0.042)
Distributions from net realized gains	—		—		—		(0.000)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.025)	(0.042)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.00%		0.03%		0.03%		0.21%	2.55%	4.30%
Net assets end of period (000)	$432,457		$497,048		$472,552		$286,799	$349,489	$199,216
Ratio of net expenses to average net assets	0.11	%‡	0.13%		0.17%		0.30%	0.39%	0.41	%‡
Ratio of total expenses to average net assets	0.40	%‡	0.41%		0.41%		0.42%	0.39%	0.41	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.03%		0.03%		0.23%	2.50%	4.85	%‡

TDAM Institutional U.S. Government Fund

	Commercial Class(3)
	2012ˆ		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001
Net realized and unrealized gains (losses) on investments	—		(0.000	)*	—		0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.03%		0.03%		0.08%
Net assets end of period (000)	$301,416		$280,239		$181,365		$230,681
Ratio of net expenses to average net assets	0.11	%‡	0.13%		0.15%		0.18	%‡
Ratio of total expenses to average net assets	0.80	%‡	0.81%		0.81%		0.86	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.03%		0.03%		0.04	%‡

ˆ	For the six-month period ended April 30, 2012.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Institutional Service Class shares commenced operations on December 18, 2006.
(3)	Commercial Class shares commenced operations on November 14, 2008.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional Treasury Obligations Money Market Fund

	Institutional Service Class(2)
	2012ˆ		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*
Net realized and unrealized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$114,525		$136,057		$157,749		$127,189
Ratio of net expenses to average net assets	0.06	%‡	0.11%		0.14%		0.16	%‡
Ratio of total expenses to average net assets	0.43	%‡	0.43%		0.46%		0.51	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01	%‡

TDAM Institutional Treasury Obligations Money Market Fund

	Commercial Class(3)
	2012ˆ		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*
Net realized and unrealized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$231,746		$293,060		$265,294		$122,143
Ratio of net expenses to average net assets	0.06	%‡	0.10%		0.15%		0.11	%‡
Ratio of total expenses to average net assets	0.94	%‡	0.93%		0.96%		0.87	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01	%‡

ˆ	For the six-month period ended April 30, 2012.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Institutional Service Class shares commenced operations on November 3, 2008.
(3)	Commercial Class shares commenced operations on November 14, 2008.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

TDAM Short-Term Investment Fund(1)

	2012ˆ	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.90	$9.89	$9.85	$9.85	$9.98	$10.00
Net investment income(2)	0.014	0.022	0.013	0.061	0.304	0.441
Net realized and unrealized gains (losses) on investments	0.010	0.010	0.041	(0.014)	(0.119)	(0.021)
Total from operations	0.024	0.032	0.054	0.047	0.185	0.420
Dividends from net investment income	(0.014)	(0.022)	(0.014)	(0.047)	(0.315)	(0.440)
Distributions from net realized gains	—	—	—	(0.000)*	—	—
Total dividends and distributions	(0.014)	(0.022)	(0.014)	(0.047)	(0.315)	(0.440)
Net asset value, end of period	$9.91	$9.90	$9.89	$9.85	$9.85	$9.98
Total investment return†	0.24%	0.32%	0.55%	0.48%	1.86%	4.27%
Net assets end of period (000)	$6,113	$6,427	$7,499	$10,587	$26,988	$17,173
Ratio of net expenses to average net assets	0.35%‡	0.35%	0.35%	0.35%	0.35%	0.35%‡
Ratio of total expenses to average net assets	2.40%‡	2.11%	1.79%	1.07%	0.82%	1.37%‡
Ratio of net investment income to average net assets	0.29%‡	0.22%	0.14%	0.62%	3.05%	5.09%‡
Portfolio turnover rate	43%	266%	530%	402%	0%	0%

TDAM Short-Term Bond Fund(1)

	2012ˆ	2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.24	$10.32	$10.25	$9.88	$10.02	$10.00
Net investment income(2)	0.044	0.098	0.154	0.281	0.407	0.411
Net realized and unrealized gains (losses) on investments	0.055	(0.012)	0.144	0.379	(0.139)	0.017
Total from operations	0.099	0.086	0.298	0.660	0.268	0.428
Dividends from net investment income	(0.056)	(0.117)	(0.163)	(0.290)	(0.408)	(0.408)
Distributions from net realized gains	(0.023)	(0.049)	(0.065)	—	—	—
Total dividends and distributions	(0.079)	(0.166)	(0.228)	(0.290)	(0.408)	(0.408)
Net asset value, end of period	$10.26	$10.24	$10.32	$10.25	$9.88	$10.02
Total investment return†	0.97%	0.85%	2.95%	6.76%	2.67%	4.37%
Net assets end of period (000)	$92,971	$67,604	$75,200	$36,213	$21,059	$18,536
Ratio of net expenses to average net assets	0.43%‡	0.43%	0.43%	0.43%	0.43%	0.43%‡
Ratio of total expenses to average net assets	0.52%‡	0.48%	0.62%	0.68%	0.85%	1.60%‡
Ratio of net investment income to average net assets	0.86%‡	0.96%	1.50%	2.78%	4.04%	4.73%‡
Portfolio turnover rate	87%	75%	83%	122%	29%	39%

ˆ	For the six-month period ended April 30, 2012.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Fund commenced operations on December 18, 2006.
(2)	Based on average shares outstanding during the period.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has eleven series. This shareholder report only applies to the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Money Market Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”), the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Obligations Money Market Fund”), the TDAM Short-Term Investment Fund (the “Short-Term Investment Fund”) and the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”). Each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund is a diversified investment portfolio, and each of the Short-Term Investment Fund and the Short-Term Bond Fund is a non-diversified investment portfolio. The investment objective of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the Short-Term Investment Fund and the Short-Term Bond Fund is to provide a high level of income consistent with liquidity and preservation of capital. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional Municipal Money Market Fund invests primarily in a diversified portfolio of short-term, high quality tax-exempt municipal obligations. The Institutional U.S. Government Fund offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Obligations Money Market Fund invests 100% of its net assets in U.S. Treasury obligations and repurchase agreements backed by such obligations. The Short-Term Investment Fund invests primarily in investment-grade debt securities. The Short-Term Bond Fund invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations.

On November 23, 2011, the Board of Directors (the “Board”) of the Company approved the liquidation of the TDAM Global Sustainability Fund (the “Global Sustainability Fund”), pursuant to the terms of a Plan of Liquidation for the Fund. Under the Plan, the Global Sustainability Fund was liquidated on or about December 23, 2011 (the “Liquidation Date”). On or before the Liquidation Date, all portfolio securities of the Global Sustainability Fund were converted to cash or cash equivalents, and the Fund ceased investing its assets in accordance with its stated investment objective and policies. In connection with the liquidation, effective November 29, 2011, the Global Sustainability Fund was closed to new subscriptions, including through exchanges into the Fund from other funds of the Company.

The Global Sustainability Fund was closed on December 22, 2011.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

On March 27, 2012, the Board of Directors approved the reclassification and designation of the shares of the six Funds as follows:

Authorized Shares
TDAM Institutional Money Market Fund
Institutional Class	3 billion
Institutional Service Class	2 billion
Commercial Class	3 billion
TDAM Institutional Municipal Money Market Fund
Institutional Class	2 billion
Institutional Service Class	1 billion
TDAM Institutional U.S. Government Fund
Institutional Class	2 billion
Institutional Service Class	2 billion
Commercial Class	3 billion
TDAM Institutional Treasury Obligations Money Market Fund
Institutional Class	2 billion
Institutional Service Class	2 billion
Commercial Class	2 billion
Class A	2 billion
TDAM Short-Term Investment Fund	3 billion
TDAM Short-Term Bond Fund	5 billion

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each of the Institutional Money Market Fund’s, Institutional U.S. Government Fund’s and Institutional Treasury Obligations Money Market Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). The Institutional Municipal Money Market Fund’s NAV per share is computed as of 1:00 p.m. (Eastern Time) on each Fund Business Day. The Short-Term Investment Fund’s and Short-Term Bond Fund’s NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Each of the Short-Term Investment Fund and the Short-Term Bond Fund securities and assets for which market quotations are readily available are valued at current market value for the Short-Term Investment Fund and the Short-Term Bond Fund (except for  securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”)), are valued at the last quoted sale price on the primary exchange, market or system (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. For securities listed on NASDAQ, the NASDAQ Official Closing Price (the “NOCP”) will be used for valuation. If no NOCP is available, the security will be valued at the last sale price on the NASDAQ. If no sale price is shown on NASDAQ, the security will be valued at the mean of the last bid and asked prices. Securities with sixty days or less remaining until maturity may be valued at amortized cost. Each Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures.

As of April 30, 2012, there were no securities valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2012, all of the investments for the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund, Short-Term Investment Fund and Short-Term Bond Fund are Level 2.

For details of investment classifications, reference the Schedule of Investments.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

For the six-month period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the six-month period ended April 30, 2012, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage backed and asset backed securities are recorded as an adjustment to interest income for financial reporting purposes.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the six-month period ended April 30, 2012, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund, Short-Term Investment Fund and Short-Term Bond Fund. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc. (“the Investment Manager”), a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund, such annual investment management fee is equal to 0.10 of 1% of average daily net assets; with respect to the Short-Term Investment Fund such annual investment management fee is equal to 0.20 of 1% of average daily net assets; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25 of 1% of average daily net assets.

The Investment Manager from time to time may waive fees or assume certain expenses of each Fund or Class, as the case may be (in each case, a “Voluntary Waiver” and collectively, the “Voluntary Waivers”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Limitations shown in the table below.

Expense Cap
Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Municipal Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Treasury Obligations Money Market Fund
Institutional Service Class	0.45%
Commercial Class	0.95%
Short-Term Investment Fund	0.35%
Short-Term Bond Fund	0.43%

These Voluntary Waivers are subject to cancellation or modification by the Investment Manager and its affiliates at any time. The Voluntary Waivers may not apply to extraordinary expenses.

Any amount waived or paid pursuant to a Voluntary Waiver (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager, if such payment shall cause such Fund’s or the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Fund or Class, as the case may be, at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

The Investment Manager and its affiliates from time to time may voluntarily waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Fund. Any such waivers of fees or assumption of expenses are subject to cancellation or modification by the Investment Manager and its affiliates at any time and are not subject to repayment back to the Investment Manager or its affiliates.

TDAM USA Inc. (“the Administrator”) has been retained under an Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Commercial Class of each of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund to pay from its assets distribution fees at a rate not to exceed 0.40%, 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under the Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

For the six-month period ended April 30, 2012, the Investment Manager and its affiliates earned, waived and reimbursed certain fees and assumed certain expenses for each Fund, in an effort to maintain a minimum 0.01% yield and/or so that certain Funds’ total operating expense ratios will not exceed a specific expense cap (as disclosed above), as follows:

	Investment Management Fees	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived
TDAM Institutional Money Market Fund	$79,127	$79,070	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	$—	$—	$95,919	$84,992
Commercial Class	N/A	N/A	51,790	51,790	32,369	28,241
TDAM Institutional Municipal Money Market Fund	46,370	89,789	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	29,812	29,163
TDAM Institutional U.S. Government Fund	468,288	222,318	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	582,011	582,011
Commercial Class	N/A	N/A	602,176	602,176	376,358	376,358
TDAM Institutional Treasury Obligations Money Market Fund	199,397	251,867	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	196,014	196,014
Commercial Class	N/A	N/A	604,969	604,969	302,484	302,484
TDAM Short-Term Investment Fund	6,167	63,106	N/A	N/A	N/A	N/A
TDAM Short-Term Bond Fund	82,746	30,760	N/A	N/A	N/A	N/A

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

All fees are earned, waived and reimbursed at the class level of each Fund, with the exception of Investment Management fees which are earned, waived and reimbursed at the fund level of each Fund.

As of April 30, 2012, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Investment Manager were as follows:

	Potential Amount of Recovery	Expiration
Institutional Money Market Fund	$81,119	2012
	163,421	2013
	73,417	2014
Institutional Municipal Money Market Fund	139,947	2012
	115,823	2013
	51,825	2014
Institutional Treasury Obligations Money Market Fund	17,237	2012
Short-Term Investment Fund	142,361	2012
	123,650	2013
	63,106	2014
Short-Term Bond Fund	90,103	2012
	35,026	2013
	30,760	2014

As of April 30, 2012, the breakout of the Payable to Investment Manager and its affiliates and the Due from Investment Manager on the Statements of Assets and Liabilities for each Fund are as follows:

	Investment Management Fees Payable	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees Payable	Distribution Fees Waived	Shareholder Service Fees Payable	Shareholder Service Fees Waived
TDAM Institutional Money Market Fund	$11,524	$14,821	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	$—	$—	$11,271	$8,366
Commercial Class	N/A	N/A	8,183	8,183	5,113	3,374
TDAM Institutional Municipal Money Market Fund	6,493	14,583	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	4,542	3,913
TDAM Institutional U.S. Government Fund	73,244	24,204	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	88,541	88,541
Commercial Class	N/A	N/A	—	—	62,978	62,978
TDAM Institutional Treasury Obligations Money Market Fund	27,910	33,439	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	23,900	23,900
Commercial Class	N/A	N/A	102,306	102,306	45,877	45,877
TDAM Short-Term Investment Fund	1,001	10,407	N/A	N/A	N/A	N/A
TDAM Short-Term Bond Fund	19,048	2,017	N/A	N/A	N/A	N/A

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $45,000 payable quarterly;
2.	a meeting fee of $5,000 for each regular meeting attended in person;
3.	a meeting fee of $2,500 for each regular meeting attended by telephone;
4.	for any separately called meeting of any committee, in-person or telephonic, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	Retainer for Independent Board Chair is $10,000 annually, payable quarterly; and
7.	Retainer for Audit Committee Chair is $5,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments, for the six-month period ended April 30, 2012 were as follows for the Short-Term Investment Fund and Short-Term Bond Fund:

	Short-Term Investment Fund	Short-Term Bond Fund
Purchases
U.S. Government	$250,137	$58,241,755
Other	1,527,993	25,608,115
Sales and Maturities
U.S. Government	$879,549	$41,156,189
Other	1,186,198	15,227,713

Note 6 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2011 and October 31, 2010, for each Fund, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Institutional Money Market Fund
	2011	$—	$74,482	$—	$74,482
	2010	—	133,033	—	133,033
Institutional Municipal Money Market Fund
	2011	61,512	172	—	61,684
	2010	42,972	1,140	—	44,112
Institutional U.S. Government Fund
	2011	—	233,887	—	233,887
	2010	—	270,640	—	270,640
Institutional Treasury Obligations Money Market Fund
	2011	—	49,541	—	49,541
	2010	—	37,661	—	37,661
Short-Term Investment Fund
	2011	—	15,818	—	15,818
	2010	—	13,151	—	13,151
Short-Term Bond Fund
	2011	—	1,122,728	124,545	1,247,273
	2010	—	922,657	57,905	980,562

As of October 31, 2011, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Capital Loss Carry- forwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Institutional Money Market Fund	$2,476	$—	$—	$—	$—	$(1,174)	$1,302
Institutional Municipal Money Market Fund	—	748	—	(523)	—	(748)	(523)
Institutional U.S. Government Fund	7,899	—	—	(20,533)	—	(8,137)	(20,771)
Institutional Treasury Obligations Money Market Fund	11,268	—	—	—	—	(3,267)	8,001
Short-Term Investment Fund	1,439	—	—	(331,514)	7,783	(1,440)	(323,732)
Short-Term Bond Fund	111,213	—	88,148	—	464,004	(65,182)	598,183

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2011, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Expires October 31, 2017	Expires October 31, 2018	Expires October 31, 2019
Institutional Municipal Money Market Fund	$—	$523	$—
Institutional U.S. Government Fund	—	—	20,533
Short-Term Investment Fund	331,514	—	—

During the year ended October 31, 2011, the Institutional Money Market Fund and the Short-Term Investment Fund utilized $2,333 and $10,199, respectively of capital loss carryforwards to offset capital gains.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2012, the cost of investments of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund for Federal income tax purposes were substantially the same as the cost for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Short-Term Investment Fund and the Short-Term Bond Fund at April 30, 2012, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Short-Term Investment Fund	$6,081,578	$6,713	$(1,201)	$5,512
Short-Term Bond Fund	93,781,793	746,073	(34,929)	711,144

Note 7 — Credit Risk

The income from each Fund will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Obligations Money Market Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 8 — Recent Accounting Pronouncement

In December 2011, the FASB issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2012 (unaudited)

Note 9 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements, except as follows:

On June 14, 2012, the Board of Directors (the “Board”) of the Company approved the liquidation of the Short-Term Investment Fund, pursuant to the terms of a Plan of Liquidation for the Fund. Under the Plan, the Short-Term Investment Fund will be liquidated on or about July 16, 2012 (the “Liquidation Date”). On or before the Liquidation Date, all portfolio securities of the Short-Term Investment Fund will be converted to cash or cash equivalents, and the Fund will cease investing its assets in accordance with its stated investment objective and policies. In connection with the liquidation, effective June 15, 2012, the Short-Term Investment Fund was closed to new subscriptions, including through exchanges into the Fund from other funds of the Company. Investors may continue to redeem shares of the Short-Term Investment Fund.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 21.3%
BANKS — 7.0%
Australia & New Zealand Banking Group
0.63%, 9/6/12 (A)	$2,000,000	$1,995,520
Bank of Montreal
0.15%, 5/24/12	3,000,000	2,999,751
Caisse Centrale Desjardins du Quebec
0.15%, 5/4/12 (A)	1,000,000	999,987
0.15%, 5/11/12 (A)	1,000,000	999,958
0.16%, 5/18/12 (A)	2,000,000	1,999,849
Commonwealth Bank of Australia
0.49%, 5/7/12 (A)	2,000,000	1,999,837
0.29%, 5/18/12 (A)	1,000,000	1,000,000
		11,994,902
INDUSTRIAL & OTHER COMMERCIAL PAPER — 14.3%
Dean Health Systems Inc.
0.20%, 6/5/12	3,000,000	2,999,417
General Electric Capital Corp.
0.34%, 5/1/12	2,000,000	2,000,000
0.39%, 5/9/12	1,500,000	1,499,870
0.12%, 6/11/12	1,000,000	999,863
0.32%, 9/26/12	500,000	499,342
Old Line Funding LLC
0.25%, 5/21/12 (A)	1,000,000	999,861
0.24%, 5/22/12 (A)	2,000,000	1,999,720
0.24%, 7/31/12 (A)	1,000,000	999,393
Procter & Gamble Co.
0.07%, 5/2/12 (A)	1,500,000	1,499,997
0.09%, 5/31/12 (A)	1,000,000	999,925
0.15%, 7/18/12 (A)	1,500,000	1,499,513
Stanford University
0.15%, 6/8/12	4,000,000	3,999,367
University of California
0.15%, 5/15/12	2,500,000	2,499,854
0.16%, 6/6/12	2,000,000	1,999,680
		24,495,802
TOTAL COMMERCIAL PAPER		36,490,704
MUNICIPAL OBLIGATIONS — 13.8%
Illinois State, Finance Authority, Rehab Institute Chicago Project, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.23%, 5/3/12 (B)	1,600,000	1,600,000
Los Angeles County, TECP
0.12%, 5/3/12	2,000,000	2,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Lower Neches Valley Authority, Exxon-Mobil Project, RB
0.20%, 5/1/12 (B)	$2,000,000	$2,000,000
Lower Neches Valley Authority, Exxon-Mobil Project, Ser B, AMT, RB
0.22%, 5/1/12 (B)	1,855,000	1,855,000
Oakland-Alameda County, TECP
0.15%, 5/1/12	2,000,000	2,000,000
Port Authority of NY & NJ, TECP
0.17%, 9/13/12	2,000,000	2,000,000
Rhode Island State, Student Loan Authority, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.20%, 5/2/12 (B)	2,600,000	2,600,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 5/2/12 (B)	300,000	300,000
University of California, Ser Y-1, RB
0.32%, 5/1/12 (B)	300,000	300,000
University of Texas, TECP
0.16%, 7/3/12	2,000,000	2,000,000
0.16%, 7/9/12	2,000,000	2,000,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.25%, 5/1/12 (B)	4,980,000	4,980,000
TOTAL MUNICIPAL OBLIGATIONS		23,635,000
CERTIFICATES OF DEPOSIT — 11.6%
Australia & New Zealand Banking Group
0.32%, 5/14/12	2,000,000	2,000,000
Bank of Montreal, IL
0.39%, 5/14/12	1,000,000	1,000,000
0.47%, 8/14/12	1,000,000	1,000,029
Bank of Nova Scotia, TX
0.44%, 5/1/12	400,000	400,002
0.28%, 5/1/12	2,000,000	2,000,000
0.82%, 6/17/12	2,000,000	2,000,000
Canadian Imperial Bank of Commerce, NY
0.23%, 5/1/12	1,000,000	1,000,000
0.50%, 2/21/13	1,000,000	1,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CERTIFICATES OF DEPOSIT (continued)
National Australia Bank, NY
0.29%, 5/29/12	$1,000,000	$1,000,000
0.62%, 7/10/12	1,500,000	1,500,000
National Bank of Canada, NY
0.31%, 5/1/12	1,500,000	1,500,000
0.36%, 5/20/12	2,000,000	2,000,045
0.56%, 5/27/12	1,500,000	1,500,000
Royal Bank of Canada, NY
0.53%, 5/1/12	1,000,000	1,000,000
Westpac Banking Corp., NY
0.45%, 5/1/12	1,000,000	1,000,074
TOTAL CERTIFICATES OF DEPOSIT		19,900,150
CORPORATE OBLIGATIONS — 8.4%
BANKS — 7.1%
Bank of New York Mellon Corp. MTN
4.95%, 11/1/12	4,000,000	4,088,090
National Australia Bank MTN
2.35%, 11/16/12 (A)	2,000,000	2,015,493
U.S. Bank
0.69%, 10/26/12 (C)	2,000,000	2,002,277
Westpac Banking Corp.
1.02%, 10/23/12 (A)(C)	2,000,000	2,004,569
2.25%, 11/19/12	2,000,000	2,015,208
		12,125,637
HEALTH CARE — 1.3%
Johnson & Johnson
5.15%, 8/15/12	2,125,000	2,155,485
TOTAL CORPORATE OBLIGATIONS		14,281,122
REGIONAL GOVERNMENT OBLIGATIONS — 3.6%
Export Development Canada
1.75%, 9/24/12	2,000,000	2,011,905
Financement-Quebec
5.00%, 10/25/12	1,980,000	2,023,815
Province of Ontario Canada
4.95%, 6/1/12	1,500,000	1,505,984
1.88%, 11/19/12	620,000	625,336
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		6,167,040
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
FANNIE MAE — 1.2%
0.39%, 9/13/12 (C)(D)	2,150,000	2,151,282
FEDERAL HOME LOAN BANK — 1.2%
0.19%, 4/18/13 (C)	2,000,000	2,000,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,151,282

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 38.8%
Counterparty: Bank of Montreal 0.17% dated 4/30/12, due 5/1/12 in the amount of $31,494,149, fully collateralized by a $32,122,500 U.S. Treasury obligation, coupon rate 0.25%, maturity 3/31/14, value $32,117,360	$31,494,000	$31,494,000
Counterparty: Bank of Nova Scotia 0.18% dated 4/30/12, due 5/1/12 in the amount of $25,000,125, fully collateralized by a $24,445,000 U.S. Treasury obligation, coupon rate 4.50%, maturity 11/15/12, value $24,996,235	25,000,000	25,000,000
Counterparty: Deutsche Bank Securities 0.21% dated 4/30/12, due 5/1/12 in the amount of $5,000,029, fully collateralized by a $4,669,800 U.S. Treasury obligation, coupon rate 0.125%, maturity 4/15/16, value $5,099,850	5,000,000	5,000,000
Counterparty: RBC Capital Markets Corp. 0.13% dated 4/30/12, due 5/1/12 in the amount of $5,000,018, fully collateralized by a $4,710,000 U.S. Treasury obligation, coupon rate 2.375%, maturity 6/30/18, value $5,062,873	5,000,000	5,000,000
TOTAL REPURCHASE AGREEMENTS		66,494,000
TOTAL INVESTMENTS (Cost $171,119,298) — 99.9%		171,119,298
OTHER ASSETS AND LIABILITIES, NET — 0.1%		218,887
NET ASSETS — 100.0%		$171,338,185

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2012 (unaudited)

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2012, these securities amounted to $21,013,622 or 12.26% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2012. Date shown is the date on which the Fund can unconditionally demand payment.
(C)	Variable rate security. The rate shown is the current rate on April 30, 2012. Date shown represents the final maturity date.
(D)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
AMT	Alternative Minimum Tax
LLC	Limited Liability Company
LOC	Letter of Credit
MTN	Medium Term Note
N.A.	National Association
RB	Revenue Bond
Ser	Series
TECP	Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 101.1%
ALASKA — 1.3%
Valdez, Marine Terminal, Exxon Pipeline Project, Ser C, RB
0.21%, 5/1/12 (A)	$1,000,000	$1,000,000
CALIFORNIA — 21.6%
California State, Educational Facilities Authority, TECP
0.15%, 6/22/12	3,000,000	3,000,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.18%, 5/2/12 (A)	3,000,000	3,000,000
California State, Housing Finance Agency, MFH Project, RB, (LOC: Fannie Mae)
0.20%, 5/2/12 (A)(B)	1,000,000	1,000,000
California State University, TECP
0.15%, 6/1/12	1,500,000	1,500,000
Los Angeles County, Leasing Authority, TECP
0.14%, 6/1/12	1,000,000	1,000,000
Los Angeles County, MTA, Proposition C, Ser C4, RB, (LOC: U.S. Bank N.A.)
0.23%, 5/3/12 (A)	1,000,000	1,000,000
Regent of the University of California, TECP
0.10%, 5/8/12	500,000	500,000
0.16%, 6/21/12	2,000,000	2,000,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.22%, 5/2/12 (A)	1,000,000	1,000,000
Ventura County, TECP
0.15%, 5/16/12	1,000,000	1,000,000
0.20%, 7/13/12	1,500,000	1,500,000
		16,500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
GEORGIA — 2.0%
Monroe County, Development Authority, RB, (LOC: BMO Harris Bank N.A.)
0.21%, 5/2/12 (A)	$1,500,000	$1,500,000
ILLINOIS — 9.1%
Illinois State, Educational Facilities Authority, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.23%, 5/2/12 (A)	1,000,000	1,000,000
Illinois State, Educational Facilities Authority, TECP
0.15%, 7/19/12	3,500,000	3,500,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.18%, 5/3/12 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.25%, 5/2/12 (A)	2,000,000	2,000,000
		6,950,000
INDIANA — 1.6%
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.23%, 5/2/12 (A)	1,250,000	1,250,000
IOWA — 1.2%
Iowa State, Finance Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.25%, 5/3/12 (A)	895,000	895,000
MARYLAND — 3.8%
Johns Hopkins University, TECP
0.15%, 7/5/12	700,000	700,000
0.12%, 7/19/12	1,200,000	1,200,000
0.15%, 8/9/12	1,000,000	1,000,000
		2,900,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MICHIGAN — 1.7%
Michigan State, Finance Authority, Ser C-3, RB, (LOC: Bank of Nova Scotia)
2.00%, 8/20/12	$1,000,000	$1,005,138
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.26%, 5/2/12 (A)(B)	300,000	300,000
		1,305,138
MISSOURI — 2.0%
Missouri State, HEFA, TECP
0.14%, 6/4/12	1,000,000	1,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.19%, 5/2/12 (A)	550,000	550,000
		1,550,000
NEW MEXICO — 2.6%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.20%, 5/3/12 (A)	1,000,000	1,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.20%, 5/3/12 (A)	1,000,000	1,000,000
		2,000,000
NEW YORK — 15.6%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.27%, 5/3/12 (A)(B)	300,000	300,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.19%, 5/2/12 (A)(C)	1,000,000	1,000,000
New York City, Municipal Water Finance Authority, Ser B-2, RB, (LIQ: Royal Bank Canada)
0.23%, 5/3/12 (A)	1,000,000	1,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York State, Dormitory Authority, Rockefeller University, Ser B, RB
0.23%, 5/3/12 (A)	$500,000	$500,000
New York State, Dormitory Authority, TECP
0.09%, 5/2/12	2,500,000	2,500,000
New York State, Housing Finance Agency, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.23%, 5/2/12 (A)(B)	2,000,000	2,000,000
New York State, Housing Finance Agency, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.24%, 5/2/12 (A)(B)	2,600,000	2,600,000
New York State, Liberty Development Corp., World Trade Center Project, Ser A, RB
0.30%, 10/1/12 (A)	1,000,000	1,000,000
New York State, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo Bank, N.A., State Street Bank & Trust Co., BNY Mellon)
0.15%, 9/1/12 (A)	1,000,000	1,000,000
		11,900,000
OHIO — 3.4%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.24%, 5/3/12 (A)	1,800,000	1,800,000
Ohio State, Water Development Authority, RB, (LOC: Bank of Nova Scotia)
0.11%, 5/1/12 (A)	805,000	805,000
		2,605,000
OREGON — 2.0%
Clackamas County, Hospital Facility Authority, Legacy Health Systems, Ser B, RB, (LOC: U.S. Bank N.A.)
0.22%, 5/2/12 (A)	1,500,000	1,500,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
PENNSYLVANIA — 6.1%
Berks County, Municipal Authority, Reading Hospital Medical Center Project, Ser A-4, RB
0.25%, 5/3/12 (A)	$1,400,000	$1,400,000
Pennsylvania State University, Ser B, RB
0.30%, 6/1/12 (A)	2,850,000	2,850,000
Washington County, Hospital Authority, Washington Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.47%, 7/1/12 (A)	475,000	475,000
		4,725,000
TENNESSEE — 1.0%
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.25%, 5/2/12 (A)(B)	800,000	800,000
TEXAS — 9.8%
Greater East Texas, Higher Education Authority, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.24%, 5/3/12 (A)(C)	1,000,000	1,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.27%, 5/3/12 (A)	650,000	650,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser A-2, RB
0.09%, 5/1/12 (A)	1,400,000	1,400,000
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.10%, 5/1/12 (A)	600,000	600,000
Tarrant County, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.25%, 5/2/12 (A)	500,000	500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Tarrant County, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.22%, 5/2/12 (A)	$400,000	$400,000
Tarrant County, Cultural Education Facilities Finance Corp., RB, (LOC: JPMorgan Chase Bank, N.A.)
0.21%, 5/2/12 (A)	1,000,000	1,000,000
Texas State, Ser A, TAN
2.50%, 8/30/12	2,000,000	2,014,700
		7,564,700
UTAH — 2.1%
Utah State, Housing Corp., Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.27%, 5/3/12 (A)	1,640,000	1,640,000
VERMONT — 3.4%
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: BNY Mellon)
0.24%, 5/3/12 (A)	2,600,000	2,600,000
VIRGINIA — 5.5%
Norfolk, IDA, TECP
0.13%, 5/8/12	2,000,000	2,000,000
0.10%, 6/7/12	2,000,000	2,000,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.30%, 5/2/12 (A)(B)	200,000	200,000
		4,200,000
WASHINGTON — 2.7%
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank N.A.)
0.27%, 5/3/12 (A)	690,000	690,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WASHINGTON (continued)
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.27%, 5/3/12 (A)(B)	$600,000	$600,000
Washington State, HFC, Lake Wash Apartment Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.26%, 5/2/12 (A)	800,000	800,000
		2,090,000
WISCONSIN — 1.3%
Wisconsin State, TECP
0.10%, 6/6/12	1,000,000	1,000,000
WYOMING — 1.3%
Lincoln County, Pacificorp. Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.25%, 5/2/12 (A)	1,000,000	1,000,000
TOTAL MUNICIPAL OBLIGATIONS		77,474,838
TOTAL INVESTMENTS (Cost $77,474,838) — 101.1%		77,474,838
OTHER ASSETS AND LIABILITIES, NET — (1.1)%		(872,940)
NET ASSETS — 100.0%		$76,601,898

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2012. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2012, these securities amounted to $2,000,000 or 2.61% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
AMT	Alternative Minimum Tax
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health and Education Facilities Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
LIQ	Liquidity Agreement
LOC	Letter of Credit
MFH	Multi-Family Housing
MTA	Metropolitan Transportation Authority
N.A.	National Association
RB	Revenue Bond
Ser	Series
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 73.6%
FANNIE MAE — 8.5%
0.23%, 7/26/12 (A)(B)	$10,000,000	$10,002,799
0.39%, 9/13/12 (A)(B)	10,000,000	10,005,963
0.27%, 9/17/12 (A)(B)	22,330,000	22,338,640
0.36%, 11/23/12 (A)(B)	25,000,000	25,024,159
0.26%, 11/23/12 (A)(B)	8,900,000	8,909,439
		76,281,000
FANNIE MAE, DISCOUNT NOTE — 2.8%
0.06%, 5/30/12 (A)(C)	25,000,000	24,998,792
FEDERAL FARM CREDIT BANK — 12.5%
0.19%, 8/22/12 (B)	5,000,000	4,999,840
0.43%, 8/27/12 (B)	5,300,000	5,304,867
0.20%, 9/4/12	17,000,000	17,002,793
0.21%, 9/20/12 (B)	25,000,000	24,999,017
0.30%, 9/24/12 (B)	15,000,000	15,007,873
0.28%, 10/12/12 (B)	10,000,000	10,003,179
0.14%, 10/31/12 (B)	12,500,000	12,499,747
0.18%, 12/5/12 (B)	20,000,000	19,998,822
		109,816,138
FEDERAL HOME LOAN BANK — 19.8%
0.19%, 4/18/12 (B)	30,000,000	30,000,000
5.75%, 5/15/12	25,000,000	25,054,488
1.13%, 5/18/12	13,850,000	13,856,683
0.08%, 5/29/12	15,000,000	14,999,640
0.25%, 7/16/12	20,000,000	20,004,993
1.75%, 8/22/12	15,415,000	15,492,950
2.00%, 9/14/12	15,280,000	15,385,019
0.20%, 11/19/12	5,000,000	5,000,871
0.25%, 12/24/12	15,000,000	15,002,503
0.25%, 1/8/13	12,500,000	12,502,107
0.16%, 2/1/13	5,000,000	4,999,902
		172,299,156
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 6.9%
0.10%, 5/23/12 (C)	24,000,000	23,998,533
0.08%, 7/20/12 (C)	25,000,000	24,995,556
0.12%, 8/3/12 (C)	12,500,000	12,496,247
		61,490,336
FREDDIE MAC — 18.0%
0.18%, 5/1/12 (A)(B)	24,650,000	24,650,000
5.13%, 7/15/12 (A)	14,000,000	14,144,203
1.13%, 7/27/12 (A)	55,000,000	55,130,947
0.20%, 8/10/12 (A)(B)	14,900,000	14,902,111
1.00%, 8/28/12 (A)	25,000,000	25,070,087

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
2.13%, 9/21/12 (A)	$10,918,000	$11,002,057
0.27%, 10/12/12 (A)(B)	12,500,000	12,504,836
		157,404,241
FREDDIE MAC, DISCOUNT NOTE — 5.1%
0.11%, 5/14/12 (A)(C)	12,500,000	12,499,508
0.07%, 6/4/12 (A)(C)	20,000,000	19,998,772
0.06%, 6/22/12 (A)(C)	12,500,000	12,498,917
		44,997,197
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		647,286,860
U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bill
0.03%, 6/7/12 (C)	17,500,000	17,499,461
U.S. Treasury Note
0.63%, 6/30/12	10,000,000	10,008,408
TOTAL U.S. TREASURY OBLIGATIONS		27,507,869
REPURCHASE AGREEMENTS — 23.1%
Counterparty: Bank of Montreal 0.17% dated 4/30/12, due 5/1/12 repurchase price $67,916,321, fully collateralized by a $69,271,300 U.S. Treasury obligation, coupon rate 0.25%, maturity 3/31/14, value $69,260,217	67,916,000	67,916,000
Counterparty: Bank of Nova Scotia 0.18% dated 4/30/12, due 5/1/12 repurchase price $75,000,375, fully collateralized by various U.S. Treasury obligations, coupon range 0.20% – 4.50%, maturity 11/15/12 – 10/26/16, value $76,244,139	75,000,000	75,000,000
Counterparty: Deutsche Bank Securities 0.21% dated 4/30/12, due 5/1/12 repurchase price $10,000,058, fully collateralized by a $8,286,600 U.S. Treasury obligation, coupon rate 1.375%, maturity 1/15/20, value $10,165,127	10,000,000	10,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS (continued)
Counterparty: RBC Capital Markets Corp. 0.13% dated 4/30/12, due 5/1/12 repurchase price $50,000,181, fully collateralized by a $48,558,200 U.S. Treasury obligation, coupon rate 1.87%, maturity 9/30/17, value $50,925,412	$50,000,000	$50,000,000
TOTAL REPURCHASE AGREEMENTS		202,916,000
TOTAL INVESTMENTS (Cost $877,710,729) — 99.8%		877,710,729
OTHER ASSETS AND LIABILITIES, NET — 0.2%		1,329,518
NET ASSETS — 100.0%		$879,040,247

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Variable rate security. The rate shown is the current rate on April 30, 2012. Date shown represents the final maturity date.
(C)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 53.5%
U.S. Treasury Bills
0.04%, 5/3/12 (A)	$10,000,000	$9,999,978
0.04%, 5/10/12 (A)	10,000,000	9,999,900
0.05%, 5/17/12 (A)	10,000,000	9,999,778
0.06%, 5/24/12 (A)	10,000,000	9,999,645
0.03%, 6/7/12 (A)	15,000,000	14,999,537
0.08%, 6/21/12 (A)	10,000,000	9,998,867
0.06%, 6/28/12 (A)	10,000,000	9,999,033
0.08%, 7/5/12 (A)	15,000,000	14,997,969
0.08%, 7/12/12 (A)	15,000,000	14,997,750
0.08%, 8/2/12 (A)	15,000,000	14,996,900
0.09%, 8/9/12 (A)	15,000,000	14,996,250
0.16%, 3/7/13 (A)	10,000,000	9,986,653
		144,972,260
U.S. Treasury Notes
1.38%, 5/15/12	10,000,000	10,005,005
4.75%, 5/31/12	10,000,000	10,038,100
4.38%, 8/15/12	15,000,000	15,184,303
3.88%, 2/15/13	5,000,000	5,145,681
		40,373,089
TOTAL U.S. TREASURY OBLIGATIONS		185,345,349
REPURCHASE AGREEMENTS — 46.4%
Bank of Nova Scotia 0.17% dated 4/30/12, due 5/1/12 in the amount of $50,000,236, fully collateralized by various U.S. Treasury obligations, coupon range 0.375% – 2.00%, maturity range 10/31/12 – 11/15/21, value $50,541,366	50,000,000	50,000,000
Barclays Capital, Inc. 0.17% dated 4/30/12, due 5/1/12 in the amount of $30,000,142, fully collateralized by various U.S. Treasury obligations, coupon range 1.375% – 2.50%, maturity range 9/15/12 – 3/31/15, value $30,544,125	30,000,000	30,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: Bank of Montreal 0.17% dated 4/30/12, due 5/1/12 in the amount of $50,469,238, fully collateralized by a $51,476,100 U.S. Treasury obligation, coupon rate 0.25%, maturity 3/31/14, value $51,467,864	$50,469,000	$50,469,000
Deutsche Bank 0.19% dated 4/30/12, due 5/1/12 in the amount of $30,000,158, fully collateralized by various U.S. Treasury obligations, coupon range 1.25% – 8.87%, maturity range 8/15/17 – 5/15/37, value $30,054,179	30,000,000	30,000,000
TOTAL REPURCHASE AGREEMENTS		160,469,000
TOTAL INVESTMENTS (Cost $345,814,349) — 99.9%		345,814,349
OTHER ASSETS AND LIABILITIES, NET — 0.1%		456,533
NET ASSETS — 100.0%		$346,270,882

(A)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS† — 62.6%
CONSUMER STAPLES — 2.4%
Colgate-Palmolive Co. MTN
4.20%, 5/15/13	$140,000	$145,562
FINANCIALS — 47.2%
Australia & New Zealand Banking Group Ltd.
2.40%, 1/11/13 (A)	100,000	100,958
Bank of Montreal
2.13%, 6/28/13	300,000	304,752
Bank of New York Mellon Corp. MTN
5.13%, 8/27/13	41,000	43,344
4.95%, 11/1/12	123,000	125,731
Bank of Nova Scotia
2.38%, 12/17/13	78,000	80,101
2.25%, 1/22/13	220,000	222,582
General Electric Capital Corp.
5.90%, 5/13/14	175,000	191,014
3.50%, 8/13/12	88,000	88,767
John Deere Capital Corp. MTN
2.88%, 6/19/12	100,000	100,343
JPMorgan Chase & Co.
4.75%, 5/1/13	87,000	90,572
4.65%, 6/1/14	96,000	102,240
2.05%, 1/24/14	117,000	119,111
Northern Trust Corp.
5.50%, 8/15/13	30,000	31,799
5.20%, 11/9/12	59,000	60,437
Toyota Motor Credit Corp. MTN
1.90%, 12/5/12	295,000	297,352
US Bancorp MTN
2.00%, 6/14/13	300,000	304,951
Wells Fargo & Co. MTN
3.75%, 10/1/14	300,000	318,184
Westpac Banking Corp.
2.25%, 11/19/12	300,000	302,814
		2,885,052

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
HEALTH CARE — 10.4%
Abbott Laboratories
5.15%, 11/30/12	$300,000	$308,119
AstraZeneca
5.40%, 9/15/12	256,000	260,693
Wyeth
5.50%, 3/15/13	65,000	67,870
		636,682
INDUSTRIAL — 2.6%
Shell International Finance BV
1.88%, 3/25/13	160,000	162,211
TOTAL CORPORATE OBLIGATIONS		3,829,507
U.S. TREASURY OBLIGATIONS — 12.3%
U.S. Treasury Bills
0.17%, 7/26/12 (B)	250,000	249,945
0.16%, 5/31/12 (B)	250,000	249,983
0.16%, 6/28/12 (B)	250,000	249,970
TOTAL U.S. TREASURY OBLIGATIONS		749,898
U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.2%
FEDERAL FARM CREDIT BANK — 3.0%
5.13%, 8/28/13	24,000	25,523
5.05%, 11/25/13	15,000	16,097
4.95%, 4/7/14	25,000	27,211
4.90%, 4/29/14	25,000	27,254
4.71%, 10/18/13	30,000	31,923
4.30%, 3/12/14	25,000	26,833
4.15%, 5/15/13	10,000	10,400
3.88%, 7/8/13	15,000	15,633
		180,874
FEDERAL HOME LOAN BANK — 2.7%
2.85%, 3/27/14	15,000	15,714
2.55%, 1/23/13	50,000	50,766
1.26%, 7/12/12	100,000	100,219
		166,699
TENNESSEE VALLEY AUTHORITY — 0.5%
6.79%, 5/23/12	30,000	30,112
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		377,685

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 18.5%
Counterparty: Bank of Montreal 0.17% dated 4/30/12, due 5/1/12 in the amount of $1,130,005, fully collateralized by a $1,152,600 U.S. Treasury obligation, coupon rate 0.25%, maturity 3/31/14, value $1,152,416	$1,130,000	$1,130,000
TOTAL REPURCHASE AGREEMENT		1,130,000
TOTAL INVESTMENTS (Cost $6,081,578) — 99.6%		6,087,090
OTHER ASSETS AND LIABILITIES, NET — 0.4%		25,489
NET ASSETS — 100.0%		$6,112,579

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2012, these securities amounted to $100,958 or 1.65% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	The rate shown is the effective yield at time of purchase.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
MTN	Medium Term Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 58.4%
BANKS — 16.6%
Bank of America Corp.
7.38%, 5/15/14	$854,000	$925,534
4.88%, 9/15/12	1,302,000	1,318,834
4.50%, 4/1/15	325,000	335,933
Bank of Nova Scotia
2.25%, 1/22/13	250,000	252,934
2.15%, 8/3/16 (A)	500,000	517,219
Barclays Bank
5.45%, 9/12/12	514,000	522,284
2.50%, 1/23/13	500,000	504,666
Canadian Imperial Bank of Commerce
2.00%, 2/4/13 (A)	1,000,000	1,012,415
Commonwealth Bank of Australia MTN
3.75%, 10/15/14 (A)	1,000,000	1,048,919
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.65%, 8/17/12 (A)	500,000	502,825
Deutsche Bank MTN
4.88%, 5/20/13	408,000	423,721
National Australia Bank MTN
2.75%, 3/9/17	750,000	750,827
Nordea Bank
1.75%, 10/4/13 (A)	1,000,000	1,001,504
PNC Funding Corp.
5.40%, 6/10/14	1,335,000	1,455,974
Royal Bank of Canada MTN
1.13%, 1/15/14	1,250,000	1,259,129
UBS MTN
2.25%, 8/12/13	750,000	754,585
U.S. Bancorp MTN
1.38%, 9/13/13	1,805,000	1,824,620
Wachovia Corp. MTN
5.50%, 5/1/13	1,000,000	1,046,645
		15,458,568
CONSUMER DISCRETIONARY — 6.6%
Anheuser-Busch Worldwide Inc.
5.38%, 11/15/14	1,000,000	1,110,712
2.50%, 3/26/13	1,000,000	1,016,412
Bottling Group
4.63%, 11/15/12	750,000	766,537
Comcast Cable Communications
7.13%, 6/15/13	900,000	963,651
Comcast Corp.
6.50%, 1/15/15	165,000	188,503
Diageo Capital
7.38%, 1/15/14	665,000	739,487
5.20%, 1/30/13	500,000	517,343

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Home Depot Inc.
5.25%, 12/16/13	$750,000	$806,977
		6,109,622
CONSUMER STAPLES — 3.2%
Coca-Cola Co.
0.75%, 11/15/13	500,000	501,433
CVS Caremark Corp.
4.88%, 9/15/14	1,017,000	1,113,655
Kraft Foods Inc.
6.25%, 6/1/12	95,000	95,427
2.63%, 5/8/13	500,000	509,134
PepsiCo Inc.
3.75%, 3/1/14	750,000	794,828
		3,014,477
ENERGY — 3.9%
Apache Corp.
6.00%, 9/15/13	1,000,000	1,073,066
Canadian Natural Resources
5.45%, 10/1/12	500,000	509,798
5.15%, 2/1/13	250,000	258,373
ConocoPhillips
4.60%, 1/15/15	1,000,000	1,101,600
Husky Energy Inc.
5.90%, 6/15/14	200,000	219,576
Occidental Petroleum Corp.
2.50%, 2/1/16	403,000	422,713
		3,585,126
FINANCIALS — 12.8%
Caterpillar Financial Services Corp. MTN
6.20%, 9/30/13	381,000	410,694
6.13%, 2/17/14	1,500,000	1,646,884
1.55%, 12/20/13	525,000	533,664
General Electric Capital Corp.
2.10%, 1/7/14	1,000,000	1,018,049
1.26%, 8/11/15 (B)	1,600,000	1,581,613
0.60%, 11/1/12 (B)	350,000	350,225
John Deere Capital Corp. MTN
1.88%, 6/17/13	500,000	507,445
JPMorgan Chase & Co.
4.75%, 5/1/13	750,000	780,794
3.70%, 1/20/15	675,000	711,049
3.40%, 6/24/15	1,400,000	1,468,188
Metropolitan Life Global Funding I
2.88%, 9/17/12 (A)	800,000	806,182
Wells Fargo & Co. MTN
3.75%, 10/1/14	2,000,000	2,121,224
		11,936,011

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
GAS TRANSMISSION — 4.0%
Kinder Morgan Energy Partners
5.13%, 11/15/14	$500,000	$544,731
5.00%, 12/15/13	1,250,000	1,323,280
Nova Gas Transmission
8.50%, 12/15/12	335,000	350,969
TransCanada PipeLines
8.63%, 5/15/12	1,105,000	1,107,973
3.40%, 6/1/15	350,000	375,417
		3,702,370
HEALTH CARE — 0.3%
Johnson & Johnson
1.20%, 5/15/14	250,000	254,240
INDUSTRIAL — 5.0%
Daimler Finance N.A.
6.50%, 11/15/13	1,525,000	1,652,499
1.65%, 4/10/15 (A)	500,000	501,456
General Dynamics Corp.
1.38%, 1/15/15	510,000	520,873
Norfolk Southern Corp.
5.26%, 9/17/14	750,000	824,431
Raytheon Co.
1.63%, 10/15/15	296,000	302,177
Union Pacific Corp.
5.45%, 1/31/13	495,000	512,626
5.13%, 2/15/14	350,000	375,696
		4,689,758
TELECOMMUNICATION SERVICES — 2.4%
AT&T Inc.
5.10%, 9/15/14	1,725,000	1,894,598
Rogers Communications Inc.
6.25%, 6/15/13	300,000	317,956
		2,212,554
UTILITIES — 3.6%
Consolidated Edison Co. of New York Inc.
4.88%, 2/1/13	750,000	774,162
3.85%, 6/15/13	511,000	529,091
Duke Energy Carolinas LLC
5.75%, 11/15/13	500,000	538,746
5.63%, 11/30/12	247,000	254,163
Pacific Gas & Electric Co.
6.25%, 12/1/13	500,000	542,785
Virginia Electric and Power Co.
5.10%, 11/30/12	692,000	710,191
		3,349,138
TOTAL CORPORATE OBLIGATIONS		54,311,864

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 24.6%
U.S. Treasury Inflation Indexed Bond
2.00%, 7/15/14	$550,000	$719,757
U.S. Treasury Notes
3.13%, 8/31/13	3,775,000	3,919,511
1.50%, 12/31/13 to 7/31/16	6,650,000	6,794,464
1.38%, 11/30/15	2,700,000	2,781,842
1.25%, 2/15/14	2,100,000	2,137,078
0.50%, 10/15/14	4,450,000	4,468,428
0.38%, 3/15/15	2,050,000	2,050,000
		22,151,323
TOTAL U.S. TREASURY OBLIGATIONS		22,871,080
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 11.4%
Fannie Mae, MBS Pools
12.00%, 8/1/16 to 3/1/17 (C)	28,723	30,512
10.00%, 2/1/25 (C)	13,448	15,595
9.50%, 8/1/22 (C)	7,639	8,784
9.00%, 6/1/15 (C)	2,225	2,229
8.50%, 9/1/15 (C)	41,818	45,567
8.00%, 4/1/15 to 1/1/16 (C)	164,703	177,091
7.50%, 7/1/13 to 3/1/31 (C)	109,601	116,089
7.00%, 11/1/14 to 7/1/31 (C)	276,442	301,328
6.50%, 1/1/13 to 4/1/25 (C)	1,162,474	1,296,330
6.00%, 4/1/14 to 9/1/24 (C)	1,313,507	1,434,654
5.50%, 6/1/18 to 6/1/24 (C)	1,479,878	1,617,699
5.00%, 3/1/23 (C)	37,808	40,972
4.50%, 5/1/18 to 1/1/19 (C)	629,407	678,081
4.00%, 5/1/23 (C)	212,960	227,020
		5,991,951
Freddie Mac, MBS Pools
12.00%, 7/1/20 (C)	6,247	6,860
9.00%, 6/1/16 to 7/1/30 (C)	18,385	22,227
8.00%, 5/1/15 to 2/1/17 (C)	47,185	51,032
7.00%, 12/1/14 to 3/1/16 (C)	46,061	48,555
6.50%, 7/1/14 to 2/1/19 (C)	68,589	75,419

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (continued)
6.00%, 11/1/17 to 8/1/24 (C)	$536,003	$582,512
5.50%, 4/1/13 to 12/1/24 (C)	1,245,952	1,359,351
5.00%, 10/1/23 (C)	84,260	91,256
4.50%, 1/1/25 (C)	85,463	91,355
		2,328,567
Ginnie Mae, MBS Pools
8.00%, 10/15/25	38,411	39,862
7.50%, 9/15/13	370	370
7.00%, 12/15/23 to 12/15/38	991,701	1,115,954
6.50%, 10/15/13 to 7/15/29	94,712	104,567
6.00%, 2/15/14 to 2/15/32	920,382	1,006,174
5.50%, 6/15/14	17,097	18,741
		2,285,668
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		10,606,186
REGIONAL GOVERNMENT OBLIGATIONS — 4.2%
Province of Manitoba Canada
2.63%, 7/15/15	700,000	739,734
Province of New Brunswick Canada
6.75%, 8/15/13	1,000,000	1,074,970
Province of Nova Scotia Canada
2.38%, 7/21/15	1,000,000	1,045,962
Province of Ontario Canada
3.50%, 7/15/13	500,000	518,160
Province of Quebec Canada
4.60%, 5/26/15	500,000	557,981
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		3,936,807

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 3.0%
Counterparty: Bank of Montreal 0.17% dated 4/30/12, due 5/1/12 in the amount of $2,767,013, fully collateralized by a $2,822,300 U.S. Treasury obligation, coupon rate 0.25%, maturity 3/31/14, value $2,821,848	$2,767,000	$2,767,000
TOTAL REPURCHASE AGREEMENT		2,767,000
TOTAL INVESTMENTS (Cost $93,781,793) — 101.6%		94,492,937
OTHER ASSETS AND LIABILITIES, NET — (1.6)%		(1,522,287)
NET ASSETS — 100.0%		$92,970,650

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2012, these securities amounted to $5,390,520 or 5.80% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on April 30, 2012. Date shown represents the final maturity date.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
LLC	Limited Liability Company
MBS	Mortgage Backed Security
MTN	Medium Term Note
N.A.	National Association

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2012 (unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider approval of the Amended and Restated Investment Management Agreement (the “Investment Management Agreement”) between the Company, on behalf of each Fund, and TDAM USA (the “Investment Manager”), at a meeting held on March 27, 2012. In its review, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board requested and received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each Fund and class, as applicable, in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund or class, where applicable, compared to a peer group of funds; (iii) information on the Investment Manager’s profitability with respect to each Fund, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information about the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement for the Company.

The matters discussed below were considered by the Board. During the meeting, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board considered data on fees and expenses and performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Fund for the fiscal year ended October 31, 2011. The Board also considered updated performance information provided to it by the Investment Manager at its March 2012 meeting. Performance and other information may be different as of the date of this report.

The Investment Management fee rate of Institutional Service Class and Commercial Class of Institutional Money Market Fund after waivers was the same as the median investment management rate of the peer group.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund and class (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2011 against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper indicating that, with respect to the fees and expense ratios of each Fund for the fiscal year ended October 31, 2011, the investment management fee rate of each Fund, both before and after fee waivers and expense reimbursements, was below the median investment management fee rate of its peer group, with the exception of (a) the Institutional U.S. Government Fund’s investment management fee rate after waivers, which was the same as the median investment management fee rate after waivers of the Institutional U.S. Government – Institutional Class peer group, and which was above the median investment management fee rate after waivers of the Institutional U.S. Government – Institutional Service Class and Commercial Class peer groups, and (b) the Institutional Treasury Obligations Money Market Fund’s investment management fee rate after fee waivers, which was above the median investment management fee rate after waivers of the Institutional Treasury Obligations Money Market Fund – Institutional Service Class and Commercial Class peer groups.

The Board noted that each Fund’s or class’, as applicable, total gross expense ratio was below the median total gross expense ratio of its respective peer group, except the total gross expense ratio of the Institutional Service Class of the Institutional Municipal Money Market Fund and the total gross expense ratio of the Short-Term Investment Fund which were each higher than the median total gross expense ratio of their respective peer groups. The Board also noted that each Fund’s or class’, as applicable, total net expense ratio, as applicable, was below the median total net expense ratio of its respective peer group, with the exception of the total net expense ratio of the Short-Term Bond Fund which was the same as the median total net expense ratio of its peer group. The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates to support yields.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided to the Funds and noted that such staff was sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by the Investment Manager. The Board noted that the one-year performance of each Fund, except the Short-Term Investment Fund and the Short-Term Bond Fund, was generally above the median performance of its respective peer group, while the three-year and five-year performance of each Fund, was generally below the median performance of its peer group. The Board noted that the five-year performance of the Institutional Money Market Fund was above median of its peer group. The Board noted that the performance of each of the Short-Term Investment Fund and the Short-Term Bond Fund was generally below the median performance of its peer group. The Board also noted that in many instances where a Fund underperformed its peer group, it had only slightly underperformed. The Board also observed that the conservative approach in which the money market Funds were being managed, with an emphasis on safety and liquidity, contributed to the lower performance of the Funds. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to the management of the Company. The Board was presented with a report prepared by management and reviewed by an independent consultant disclosing the Investment Manager’s profitability. On the basis of management’s and the independent consultant’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Company and concluded that the amount of profits was not unreasonable in light of the services provided to the Company.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Company, whether the Company had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each such Fund grows. The Board concluded that potential economies of scale would be passed on to the money market Fund the shareholders in the form of breakpoints to the advisory fee rate. The Board considered that economies of scale may be shared in a number of ways, including through the advisory fee rate and fee and expense waivers and reimbursements. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Funds, including for example, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board noted that administrative fees were not charged by the Administrator. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Funds, such as those noted above, were not unreasonable.

The Board concluded, in light of a weighing and balancing of all factors considered (including those described above), that it was in the best interests of each Fund to approve the Investment Management Agreement for an additional one-year period.

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Executive Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of June 6, 2012.

Name, Address and Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
PETER B. M. EBY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 74	Director	Since: 6/6/02	Retired.	11	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited since May 2000.
LAWRENCE J. TOAL c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 74	Chairman and Director	Since: 12/12/95	Retired.	11	None.
JAMES E. KELLY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 60	Director	Since: 12/18/08	Consultant and financial services attorney since June 2002; Senior Advisor to New York State Banking Department during 2009; Chief Financial Officer of Brooklyn Academy of Music, Inc. during 2007; Consultant and Chief Operating Officer to the Health Care Chaplaincy from 2003 to 2006; Trustee of Albany Law School since 2000; and Executive Vice President and General Counsel of Dime Bancorp, Inc. from January 1998 through May 2002.	11	None.
DONALD J. HERREMA c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 60	Director	Since: 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm), 2004; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008; Chairman and CEO of Loring Ward International, LTD (investment and business management) from 2005 through 2006; CEO of Atlantic Trust (INVESCO) from 2001 through 2004; CEO of Bessemer Trust (wealth management) from 1993 through 2000.	11	Director of Lepercq, de Neuflize and Co. since 2009.
Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 60	Director	Since: 12/17/10	Senior Vice President — TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	11	None.

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2012.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 49	President and Chief Executive Officer	Since: 12/6/11	Chief Operating Officer of TD Asset Management Inc. since September 2010; Vice Chair of TD Asset Management Inc. since 2007; Officer of the Investment Manager since April 2010 and Chief Operating Office of the Investment Manager since December 2010.
MAYA GITTENS c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 47	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP; from May 2001 through May 2005, Securities Compliance Examiner, United States Securities and Exchange Commission.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 43	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director of SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 40	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager of SEI Investments.
JACK P. HUNTINGTON c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 41	Secretary	Since: 2/27/09	Since September 2008, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from October 2004 through September 2008, Senior Counsel, MetLife, Inc.
MICHELE R. TEICHNER c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 52	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director; Senior Vice President of Investment Manager from August 1996 to December 2005 and TD Waterhouse Investor Services, Inc. from June 1997 to December 2005.

†	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

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TDAMSAR02

Item 2. Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Kevin LeBlanc, President

Date July 3 , 2012________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin LeBlanc, President ___________________

Kevin LeBlanc, President

Date _July 3, 2012_______

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer ____________

Eric Kleinschmidt, Treasurer

Date __July 3, 2012______

* Print the name and title of each signing officer under his or her signature.